UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-04264

Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 11/30/2013

Item 1 – Report to Stockholders

NOVEMBER 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock California Municipal Bond Fund  |  of BlackRock California Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund  |  of BlackRock Multi-State Municipal Series Trust

BlackRock Pennsylvania Municipal Bond Fund  |  of BlackRock Multi-State Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund  |  of BlackRock Municipal Series Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Dear Shareholder

Financial markets ended 2012 with heightened volatility driven by Congressional budget battles and worries about the future of US fiscal policy and its potential effect on economic growth. However, a New Year’s Day tax deal averted the so-called “fiscal cliff,” bringing relief to investors and allowing markets to get off to a strong start in 2013. Money that had been held on the sidelines amid tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies fostered an aura of comfort for investors. Global equities surged, while rising US Treasury yields pressured high-quality fixed income assets. (Bond prices fall when yields rise.)

Global economic momentum slowed in February, however, and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as the US showed greater stability compared to most other regions. Slow, but positive, growth was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its accommodative monetary policies. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a banking crisis in Cyprus and a generally poor outlook for European economies, many of which were mired in recession. Emerging markets significantly lagged the rest of the world as growth in these economies, particularly in China and Brazil, fell short of expectations.

In May, after Fed Chairman Bernanke commented on the possibility of reducing — or “tapering” — the central bank’s asset purchase programs, investors broadly retreated from risk assets as they interpreted his remarks as signaling the imminent end of a program that had greatly supported markets. Investors returned in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through July.

Markets slumped again in August as investors became wary of looming risks. Mixed economic data stoked worries about global growth and uncertainty about when and how much the Fed would scale back on stimulus. Also concerning was the escalation of the revolution in Egypt and the civil war in Syria, events that fueled higher oil prices, an additional headwind for global economic growth.

September was surprisingly positive for investors, thanks to the easing of several of these key risks. Most important, the Fed defied market expectations with its decision to delay tapering. On the geopolitical front, turmoil in Egypt and Syria subsided. In Europe, the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. Higher volatility returned in late September when the Treasury Department warned that the US national debt would soon breach its statutory maximum. Political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but the rally quickly resumed when politicians engineered a compromise to reopen the government and extend the debt ceiling until early 2014. Investors focused on strong corporate earnings, although the results were largely attributable to lower operational costs more than revenue growth. Economic data continued to be mixed and inflation remained low, affording the Fed significant latitude in its monetary policy decisions. Investors found additional reassurance in Fed Chair-to-be Janet Yellen affirming the benefits of maintaining loose liquidity conditions while attempting to bolster economic growth.

Despite the persistence of many uncertainties, global central bank support continued to help drive outperformance in riskier asset classes versus lower-risk investments. Developed market equities generated the highest returns for the six- and 12-month periods ended November 30, with particular strength coming from US small-cap stocks. Emerging markets posted smaller, albeit positive, returns after struggling with slowing growth and weakening currencies in the first half of 2013. Rising interest rates resulted in poor performance for US Treasury bonds and other higher-quality sectors such as tax-exempt municipals and investment grade corporate bonds. High yield bonds, on the other hand, moved higher as income-oriented investors sought meaningful returns in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite the persistence of many uncertainties, global central bank support continued to help drive outperformance in riskier asset classes versus lower-risk investments.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	11.91%	30.30%
US small cap equities (Russell 2000® Index)	16.91	40.99
International equities (MSCI Europe, Australasia, Far East Index)	12.07	24.84
Emerging market equities (MSCI Emerging Markets Index)	2.33	3.66
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.70)	(6.95)
US investment grade bonds (Barclays US Aggregate Bond Index)	(0.56)	(1.61)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.73)	(3.57)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	2.61	8.54
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2013	BlackRock California Municipal Bond Fund

Investment Objective

BlackRock California Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal and California income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30, 2013, the Fund underperformed its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® California Municipal Bond Index. The following discussion of relative performance pertains to the S&P® California Municipal Bond Index.

What factors influenced performance?

•

The Fund’s longer duration posture (greater sensitivity to interest rate movements) relative to the benchmark index detracted from performance as interest rates rose during the period. (Bond prices generally fall when interest rates rise.) Additionally, the Fund’s high-quality bias had a negative impact on results as lower-rated California credits outperformed amid a general improvement in credit fundamentals at the state level. Leverage on the Fund’s assets amplified the negative effect of rising interest rates on the Fund’s performance.

•

Contributing positively to performance was the high coupon structure of the Fund’s municipal bond holdings. (As of period end, the Fund’s average coupon rate stood at 5.50%.) The timely use of US Treasury futures contracts as a hedge against rising interest rates also had a positive impact on the Fund’s performance for the period.

Describe recent portfolio activity.

•

During the six-month period, activity in the Fund was focused on managing volatility. More specifically, the Fund reduced its duration profile by concentrating purchases in shorter-maturity municipal bonds with higher coupons and selling lower-yielding, longer-duration holdings. The Fund also slightly reduced leverage during the period.

Describe portfolio positioning at period end.

•

Relative to the S&P® California Municipal Bond Index, the Fund ended the period with a near-neutral duration posture and overweight exposure to school district and utility revenue bonds. Exposure to water and utility bonds was maximized within the Fund’s investment guidelines. The Fund maintained a bias for higher quality California issues as valuations on lower-rated bonds were less attractive after a period of spread tightening. The Fund held exposure to tender option bonds in order to increase income while the municipal yield curve remained relatively steep and short-term interest rates remained low. In addition, the Fund continued to hold 10-year US Treasury futures contracts as a hedge against interest rate movements.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Long-Term Investments

Sector Allocation
County/City/Special District/School District	35%
Utilities	25
Education	13
Health	12
Transportation	8
State	7

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
AAA/Aaa	12%
AA/Aa	67
A	19
BBB/Baa	2

[1]	Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) ratings.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2013	—
2014	2%
2015	2
2016	8
2017	4

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

4	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

BlackRock California Municipal Bond Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade California municipal bonds.

[3]

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P® California Municipal Bond Index includes all California bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended November 30, 2013

				Average Annual Total Returns[5]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.92%	3.92%	(5.37)%	(7.64)%	N/A	7.13%	N/A	4.31%	N/A
Investor A	3.59	3.59	(5.46)	(7.84)	(11.75)%	6.89	5.97%	4.06	3.61%
Investor A1	3.75	3.75	(5.38)	(7.69)	(11.38)	7.05	6.18	4.22	3.79
Investor B	3.39	3.39	(5.60)	(8.09)	(11.64)	6.61	6.30	3.79	3.79
Investor C	2.99	2.99	(5.81)	(8.53)	(9.42)	6.09	6.09	3.29	3.29
Investor C1	3.40	3.40	(5.62)	(8.15)	(9.04)	6.52	6.52	3.70	3.70
S&P® Municipal Bond Index	—	—	(2.73)	(3.57)	N/A	6.57	N/A	4.44	N/A
S&P® California Municipal Bond Index	—	—	(2.29)	(3.03)	N/A	7.07	N/A	4.71	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	5

Fund Summary as of November 30, 2013	BlackRock New Jersey Municipal Bond Fund

Investment Objective

BlackRock New Jersey Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and New Jersey personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30, 2013, the Fund underperformed its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® New Jersey Municipal Bond Index. The following discussion of relative performance pertains to the S&P® New Jersey Municipal Bond Index.

What factors influenced performance?

•

The Fund’s longer duration posture (greater sensitivity to interest rate movements) was detrimental to performance as interest rates increased over the period. (Bond prices generally fall as interest rates rise.) The Fund’s holdings were more concentrated on the long end of the yield curve, which hurt performance as the yield curve steepened with long rates rising more than shorter-term rates. Leverage on the Fund’s assets achieved through the use of tender option bonds amplified the negative effect of rising rates on the Fund’s total return. The Fund’s exposure to Puerto Rico credits hurt returns as these issues broadly underperformed during the period. The Fund’s zero-coupon holdings, which have longer durations for their respective maturities, also negatively impacted performance.

•	The Fund’s modest use of US Treasury futures contributed positively, as did a small exposure to pre-refunded and very short duration bonds.

Describe recent portfolio activity.

•

During the six-month period, the Fund’s trading activity was focused on maintaining a fully invested posture and purchasing new-issue bonds as opportunities were presented in the market. The Fund took advantage of periods of increased demand to sell discount coupons and other coupon structures deemed more likely to underperform in a rising interest rate environment. As interest rates rose, the Fund sought to sell its lower-yielding holdings and purchase new issues at more attractive levels. Also during the period, the Fund sold the last of its Puerto Rico holdings.

Describe portfolio positioning at period end.

•	The Fund ended the period with a neutral-to-slightly positive duration bias as compared to the S&P® New Jersey Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Long-Term Investments

Sector Allocation
Health	20%
State	19
Transportation	18
Education	16
County/City/Special District/School District	15
Corporate	6
Housing	4
Utilities	2

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
AAA/Aaa	7%
AA/Aa	30
A	37
BBB/Baa	19
BB/Ba	4
B	2
Not Rated[2]	1

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of November 30, 2013, the market value of these securities was $2,963,411, representing 1% of the Fund’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2013	—
2014	7%
2015	6
2016	3
2017	9

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

6	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

BlackRock New Jersey Municipal Bond Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds.

[3]

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P® New Jersey Municipal Bond Index includes all New Jersey bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended November 30, 2013

				Average Annual Total Returns[5]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.60%	3.55%	(4.86)%	(6.70)%	N/A	7.01%	N/A	4.48%	N/A
Service	3.50	3.35	(4.91)	(6.79)	N/A	6.85	N/A	4.28	N/A
Investor A	3.35	3.26	(4.90)	(6.78)	(10.74)%	6.87	5.94%	4.28	3.82%
Investor A1	3.51	3.42	(4.83)	(6.64)	(10.37)	7.01	6.14	4.43	4.01
Investor C	2.73	2.66	(5.19)	(7.51)	(8.41)	6.06	6.06	3.49	3.49
Investor C1	3.14	3.07	(5.08)	(7.12)	(8.02)	6.47	6.47	3.91	3.91
S&P® Municipal Bond Index	—	—	(2.73)	(3.57)	N/A	6.57	N/A	4.44	N/A
S&P® New Jersey Municipal Bond Index	—	—	(2.53)	(3.46)	N/A	6.61	N/A	4.71	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	7

Fund Summary as of November 30, 2013	BlackRock Pennsylvania Municipal Bond Fund

Investment Objective

BlackRock Pennsylvania Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and Pennsylvania personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30, 2013, the Fund underperformed its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® Pennsylvania Municipal Bond Index. The following discussion of relative performance pertains to the S&P® Pennsylvania Municipal Bond Index.

What factors influenced performance?

•

As tax-exempt municipal rates increased over the six-month period, the Fund’s duration exposure (sensitivity to interest rate movements) had a negative impact on performance. (Bond prices generally fall when interest rates rise.) Exposure to the long-end of the yield curve was detrimental as rates increased more in the long-end than in the short-end of the curve. The Fund’s exposure to Puerto Rico Sales Tax Revenue Bonds also detracted from results as credit spreads on most of Puerto Rico’s debt widened materially during the period due to investors’ lack of confidence and a weak local economy. Leverage on the Fund’s assets amplified the negative effect of rising interest rates on the Fund’s performance.

•	The timely use of US Treasury futures contracts as a hedge against rising interest rates had a positive impact on the Fund’s performance for the period.

Describe recent portfolio activity.

•

During the six-month period, trading activity was focused on maintaining the Fund’s high level of income. Cash was committed to purchasing bonds with higher coupons while seeking investments with valuations that remain attractive relative to their level of credit risk. Additionally, the Fund eliminated its positions in Puerto Rico securities during the period. Prior to the sales, the Fund had maintained an underweight exposure to Puerto Rico, therefore the impact from the deterioration in prices in Puerto Rico was minimal. Proceeds from the sales were used to meet modest investor redemptions and to reduce leverage in the Fund. The reduction in leverage reduced the Fund’s duration.

Describe portfolio positioning at period end.

•	Although the Fund reduced duration during the six-month period, as compared to the S&P® Pennsylvania Municipal Bond Index, the Fund continued to maintain a long duration posture as of period end.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Long-Term Investments

Sector Allocation
Health	24%
Education	23
State	13
Transportation	13
County/City/Special District/School District	10
Housing	8
Corporate	6
Utilities	3

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
AAA/Aaa	2%
AA/Aa	63
A	25
BBB/Baa	7
Not Rated[2]	3

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of November 30, 2013, the market value of these securities was $3,158,400, representing less than 1% of the Fund’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2013	—
2014	2%
2015	7
2016	6
2017	6

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

8	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

BlackRock Pennsylvania Municipal Bond Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds.

[3]

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P® Pennsylvania Municipal Bond Index includes all Pennsylvania bonds in the S&P® Municipal Bond Index.

Performance Summary for the Period Ended November 30, 2013

				Average Annual Total Returns[5]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.96%	3.83%	(5.65)%	(7.53)%	N/A	6.58%	N/A	4.01%	N/A
Service	3.78	3.69	(5.73)	(7.70)	N/A	6.38	N/A	3.78	N/A
Investor A	3.62	3.55	(5.73)	(7.69)	(11.62)%	6.37	5.45%	3.78	3.33%
Investor A1	3.78	3.72	(5.65)	(7.54)	(11.24)	6.54	5.67	3.94	3.51
Investor C	2.99	2.96	(6.10)	(8.42)	(9.30)	5.54	5.54	2.99	2.99
Investor C1	3.41	3.38	(5.91)	(8.04)	(8.93)	5.99	5.99	3.40	3.40
S&P® Municipal Bond Index	—	—	(2.73)	(3.57)	N/A	6.57	N/A	4.44	N/A
S&P® Pennsylvania Municipal Bond Index	—	—	(2.21)	(2.75)	N/A	6.50	N/A	4.49	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	9

Fund Summary as of November 30, 2013	BlackRock Strategic Municipal Opportunities Fund

Investment Objective

BlackRock Strategic Municipal Opportunities Fund’s (the “Fund”) (formerly known as BlackRock Intermediate Municipal Fund) investment objective is to provide shareholders with a high level of income exempt from federal income taxes.

Portfolio Management Commentary

•

On November 13, 2013, the Board of Trustees of the Fund approved changes to the Fund’s name and investment strategies. The Fund has changed its name to BlackRock Strategic Municipal Opportunities Fund. Under its new investment strategies, the Fund will continue to seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in municipal bonds. The Fund’s new investment strategies provide greater flexibility with respect to the maturity of the issues in which the Fund invests. In addition, the investment advisor has determined to change the Fund’s secondary benchmark from the S&P® Intermediate Municipal Bond Index to a custom blended benchmark comprised of 65% S&P® Municipal Bond Investment Grade Index, 30% S&P® Municipal Bond High Yield Index and 5% Barclays Taxable Municipal: US Aggregate Eligible Index. All of these changes were effective on January 27, 2014.

How did the Fund perform?

•

For the six-month period ended November 30, 2013, with respect to the Fund’s primary benchmark, the S&P® Municipal Bond Index, Institutional Shares performed in line with this benchmark while the Fund’s other share classes underperformed. All of the Fund’s share classes underperformed the secondary benchmark, the S&P® Intermediate Municipal Bond Index. The following discussion of relative performance pertains to the S&P® Intermediate Municipal Bond Index.

What factors influenced performance?

•

The Fund’s longer duration posture (greater sensitivity to interest rate movements) was detrimental to performance as interest rates increased over the period. (Bond prices generally fall as interest rates rise.) The Fund’s holdings were more concentrated on the long end of the yield curve (within its intermediate maturity mandate), which hurt performance as the yield curve steepened with long-term interest rates rising more than shorter-term rates. Leverage on the Fund’s assets achieved through the use of tender option bonds amplified the negative effect of rising interest rates on the Fund’s total return. The Fund’s exposure to Puerto Rico credits hurt returns as Puerto Rico bonds broadly underperformed. The Fund’s zero-coupon holdings, which have longer durations for their respective maturities, also negatively impacted performance.

•	The Fund’s modest use of US Treasury futures contributed positively, as did a small exposure to pre-refunded and very short duration bonds.

Describe recent portfolio activity.

•

During the six-month period, the Fund’s trading activity centered around two themes. First, the Fund was focused on shortening duration and reducing volatility. This was accomplished by changing the preferred maturity of the Fund’s new-issue purchases from 10 years to 8 years, increasing the average coupon rate of the Fund’s holdings and engaging in limited hedging activity utilizing 10-year US Treasury futures. The second theme was relative value trading; that is, capitalizing on periods of increased demand in certain credits, sectors or coupon structures to reduce holdings in those areas while taking advantage of attractive opportunities in the new-issue market. As interest rates rose, the Fund became active in tax-loss selling and replaced lower-yielding holdings with higher-yielding issues. Also during the period, the Fund sold the last of its Puerto Rico holdings.

Describe portfolio positioning at period end.

•	The Fund ended the period with a positive duration bias as compared to the S&P® Intermediate Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Long-Term Investments

Sector Allocation
Transportation	23%
State	20
County/City/Special District/School District	19
Health	13
Corporate	11
Education	8
Tobacco	3
Utilities	2
Housing	1

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
AAA/Aaa	4%
AA/Aa	35
A	40
BBB/Baa	9
BB/Ba	3
B	2
Not Rated[2]	7

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of November 30, 2013, the market value of these securities was $13,324,520, representing 2% of the Fund’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2013	—
2014	3%
2015	2
2016	3
2017	4

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

10	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

BlackRock Strategic Municipal Opportunities Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of investment grade municipal bonds.

[3]

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P® Intermediate Municipal Bond Index includes all bonds in the S&P® Municipal Bond Index with a remaining maturity between 3 and 15 years.

Performance Summary for the Period Ended November 30, 2013

				Average Annual Total Returns[5]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.92%	2.87%	(2.75)%	(4.27)%	N/A	6.84%	N/A	4.14%	N/A
Investor A	2.59	2.54	(2.95)	(4.59)	(8.64)%	6.58	5.66%	3.89	3.44%
Investor A1	2.82	2.77	(2.79)	(4.35)	(5.30)	6.73	6.51	4.03	3.93
Investor C	1.93	1.88	(3.23)	(5.22)	(6.14)	5.78	5.78	3.12	3.12
S&P® Municipal Bond Index	—	—	(2.73)	(3.57)	N/A	6.57	N/A	4.44	N/A
S&P® Intermediate Municipal Bond Index	—	—	(1.04)	(1.88)	N/A	6.02	N/A	4.59	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	11

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to the Service Shares inception date of October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Service Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. Prior to the Investor A Shares inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

•

Investor A1 Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.10% per year (but no distribution fee). Investor A1 Shares for BlackRock Strategic Municipal Opportunities Fund incur a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee).

•

Investor B Shares (available only in BlackRock California Municipal Bond Fund) are subject to a maximum CDSC of 4.00% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.25% and a service fee of 0.25% per year.

These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.) On June 10, 2013, all issued and outstanding Investor B Shares of BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund were converted into Investor A Shares with the same relative aggregate net asset value and all issued and outstanding Investor B Shares of BlackRock Strategic Municipal Opportunities Fund were converted into Investor A1 Shares with the same relative aggregate net asset value.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to the Investor C Shares inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

•

Investor C1 Shares (available in all Funds except BlackRock Strategic Municipal Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year.

Investor A1, Investor B and Investor C1 Shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans. On June 10, 2013, all issued and outstanding Investor B1 Shares of BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund were converted into Investor A1 Shares with the same relative aggregate net asset value.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

12	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on June 1, 2013 and held through November 30, 2013) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
BlackRock California Municipal Bond Fund (Including Interest Expense and Fees)	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period[1]	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$946.30	$4.05	$1,000.00	$1,020.91	$4.20	0.83%
Investor A	$1,000.00	$945.40	$4.88	$1,000.00	$1,020.05	$5.06	1.00%
Investor A1	$1,000.00	$946.20	$4.20	$1,000.00	$1,020.76	$4.36	0.86%
Investor B	$1,000.00	$944.00	$6.48	$1,000.00	$1,018.40	$6.73	1.33%
Investor C	$1,000.00	$941.90	$8.57	$1,000.00	$1,016.24	$8.90	1.76%
Investor C1	$1,000.00	$943.80	$6.63	$1,000.00	$1,018.25	$6.88	1.36%
BlackRock California Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$946.30	$3.56	$1,000.00	$1,021.41	$3.70	0.73%
Investor A	$1,000.00	$945.40	$4.44	$1,000.00	$1,020.51	$4.61	0.91%
Investor A1	$1,000.00	$946.20	$3.71	$1,000.00	$1,021.26	$3.85	0.76%
Investor B	$1,000.00	$944.00	$6.04	$1,000.00	$1,018.85	$6.28	1.24%
Investor C	$1,000.00	$941.90	$8.13	$1,000.00	$1,016.70	$8.44	1.67%
Investor C1	$1,000.00	$943.80	$6.19	$1,000.00	$1,018.70	$6.43	1.27%
BlackRock New Jersey Municipal Bond Fund (Including Interest Expense and Fees)
Institutional	$1,000.00	$951.40	$3.91	$1,000.00	$1,021.07	$4.05	0.80%
Service	$1,000.00	$950.90	$4.40	$1,000.00	$1,020.57	$4.56	0.90%
Investor A	$1,000.00	$951.00	$4.40	$1,000.00	$1,020.57	$4.56	0.90%
Investor A1	$1,000.00	$951.70	$3.67	$1,000.00	$1,021.37	$3.80	0.75%
Investor C	$1,000.00	$948.10	$8.16	$1,000.00	$1,016.67	$8.44	1.67%
Investor C1	$1,000.00	$949.20	$6.16	$1,000.00	$1,018.77	$6.38	1.26%
BlackRock New Jersey Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$951.40	$3.82	$1,000.00	$1,021.17	$3.95	0.78%
Service	$1,000.00	$950.90	$4.25	$1,000.00	$1,020.67	$4.41	0.87%
Investor A	$1,000.00	$950.90	$4.25	$1,000.00	$1,020.67	$4.41	0.87%
Investor A1	$1,000.00	$951.00	$4.26	$1,000.00	$1,021.47	$4.41	0.72%
Investor C	$1,000.00	$948.10	$8.01	$1,000.00	$1,016.87	$8.29	1.64%
Investor C1	$1,000.00	$949.20	$5.52	$1,000.00	$1,018.87	$5.72	1.23%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	13

Disclosure of Expenses (concluded)

Expense Examples (concluded)

	Actual			Hypothetical[2]
BlackRock Pennsylvania Municipal Bond Fund (Including Interest Expense and Fees)	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period[1]	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$943.50	$3.85	$1,000.00	$1,021.07	$4.00	0.79%
Service	$1,000.00	$942.70	$4.72	$1,000.00	$1,020.17	$4.91	0.97%
Investor A	$1,000.00	$942.70	$4.72	$1,000.00	$1,020.17	$4.91	0.97%
Investor A1	$1,000.00	$943.50	$3.95	$1,000.00	$1,020.97	$4.10	0.81%
Investor C	$1,000.00	$939.00	$8.55	$1,000.00	$1,016.27	$8.90	1.76%
Investor C1	$1,000.00	$940.90	$6.52	$1,000.00	$1,018.37	$6.78	1.34%
BlackRock Pennsylvania Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$943.50	$3.46	$1,000.00	$1,021.47	$3.60	0.71%
Service	$1,000.00	$942.70	$4.33	$1,000.00	$1,020.57	$4.51	0.89%
Investor A	$1,000.00	$942.70	$4.33	$1,000.00	$1,020.57	$4.51	0.89%
Investor A1	$1,000.00	$943.50	$3.56	$1,000.00	$1,021.37	$3.70	0.73%
Investor C	$1,000.00	$939.00	$8.17	$1,000.00	$1,016.67	$8.49	1.68%
Investor C1	$1,000.00	$940.90	$6.13	$1,000.00	$1,018.77	$6.38	1.26%
BlackRock Strategic Municipal Opportunities Fund (Including Interest Expense and Fees)
Institutional	$1,000.00	$972.50	$3.31	$1,000.00	$1,021.71	$3.40	0.67%
Investor A	$1,000.00	$970.50	$4.40	$1,000.00	$1,020.61	$4.51	0.89%
Investor A1	$1,000.00	$972.10	$3.71	$1,000.00	$1,021.31	$3.80	0.75%
Investor C	$1,000.00	$967.70	$8.19	$1,000.00	$1,016.75	$8.39	1.66%
BlackRock Strategic Municipal Opportunities Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$972.50	$3.16	$1,000.00	$1,021.86	$3.24	0.64%
Investor A	$1,000.00	$970.50	$4.30	$1,000.00	$1,020.71	$4.41	0.87%
Investor A1	$1,000.00	$972.10	$3.61	$1,000.00	$1,021.41	$3.70	0.73%
Investor C	$1,000.00	$967.70	$8.04	$1,000.00	$1,016.90	$8.24	1.63%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

14	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 3 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on Fund performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	15

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 81.8%
County/City/Special District/School District — 26.0%
Alum Rock Union Elementary School District, GO, Election of 2012, Series A, 6.00%, 8/01/39	$1,200	$1,374,276
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	1,665	1,817,830
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,000	2,231,360
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 3/01/33	140	145,396
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,014,240
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,648,820
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,702,350
Clovis Unified School District, GO, CAB, Election of 2012, Series A (a):
5.47%, 8/01/33	5,420	1,874,724
5.53%, 8/01/34	8,280	2,680,981
Contra Costa Community College District, GO, Election of 2006, 5.00%, 8/01/38	3,000	3,142,770
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/39	2,760	2,906,473
County of Orange California Water District, COP, Refunding, Series A, 5.00%, 8/15/32	3,005	3,209,250
County of San Joaquin California Transportation Authority, Refunding RB, Series A, Limited Tax, Measure K:
5.50%, 3/01/41	10,000	10,779,200
6.00%, 3/01/36	2,955	3,361,756
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	10,345	11,174,048
County of Ventura California, COP, Refunding, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,105,060
El Camino Community College District, GO, Election of 2002, Series C, 5.00%, 8/01/37	2,000	2,097,380
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/40	1,775	1,851,822
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	2,695	3,051,872
6.13%, 7/15/40	3,045	3,428,761
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	5,435	5,810,069
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	6,250	7,168,625
Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Millbrae School District, GO:
Election of 2011, 5.00%, 7/01/42	$3,570	$3,701,019
Series B-2, 6.00%, 7/01/41	2,585	2,884,576
Milpitas Unified School District, GO, Series A, 5.00%, 8/01/37	5,250	5,470,920
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,441,050
Riverside County Transportation Commission, Refunding RB, Limited Tax, Series A:
5.25%, 6/01/33	2,950	3,234,321
5.25%, 6/01/39	8,500	9,117,780
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,455	5,942,514
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 5/01/42	2,010	2,160,408
San Jose California Financing Authority, Refunding LRB, Convention Center Expansion & Renovation Project, Series A, 5.00%, 6/01/39	10,990	11,299,808
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	5,408,100
West Contra Costa California Unified School District, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/41	4,395	4,583,414

		141,820,973
Education — 8.2%
California Educational Facilities Authority, Refunding RB:
Occidental College, Series A, 5.00%, 10/01/36	8,145	8,348,136
Pitzer College, 6.00%, 4/01/40	2,500	2,726,225
San Francisco University, 6.13%, 10/01/30	1,250	1,438,038
California Municipal Finance Authority, RB, Emerson College:
5.00%, 1/01/28	5,290	5,456,582
6.00%, 1/01/42	5,500	5,987,850
University of California, RB, Series O, 5.75%, 5/15/34	2,500	2,811,950
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	17,200	17,934,612

		44,703,393
Health — 10.5%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	5,000	5,153,700
6.25%, 8/01/39	3,025	3,386,518
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	5,265	5,665,140

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Holding Ltd.	GARB	General Airport Revenue Bonds
	AGC	Assured Guarantee Corp.	GO	General Obligation Bonds
	AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
	AMBAC	American Municipal Bond Assurance Corp.	HUD	Department of Housing and Urban Development
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	ARB	Airport Revenue Bonds	LRB	Lease Revenue Bonds
	BARB	Building Aid Revenue Bonds	M/F	Multi-Family
	BHAC	Berkshire Hathaway Assurance Corp.	MRB	Mortgage Revenue Bonds
	CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
	COP	Certificates of Participation	RB	Revenue Bonds
	EDA	Economic Development Authority	S/F	Single-Family
	EDC	Economic Development Corp.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB (concluded):
Children’s Hospital, Series A, 5.25%, 11/01/41	$5,235	$5,275,257
Scripps Health, Series A, 5.00%, 11/15/40	5,030	5,029,899
Sutter Health, Series B, 6.00%, 8/15/42	9,680	11,065,111
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	2,670	2,950,430
Catholic Healthcare West, Series A, 6.00%, 7/01/39	6,000	6,458,520
Providence Health & Services, Series C, 6.50%, 10/01/33	4,150	4,743,699
California Statewide Communities Development Authority, RB, 5.25%, 8/01/31	2,500	2,540,875
California Statewide Communities Development Authority, Refunding RB, Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	4,992,500

		57,261,649
State — 7.9%
California State Public Works Board, LRB, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,745,488
California State Public Works Board, RB:
Department of Corrections and Rehabilitation, Sub-Series I-1, 6.38%, 11/01/34	1,725	1,978,023
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,442,300
Various Capital Projects, Series I, 5.25%, 11/01/32	1,115	1,171,263
Various Capital Projects, Series I, 5.50%, 11/01/33	2,295	2,480,780
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,195	4,871,360
6.00%, 4/01/38	16,000	18,148,320

		42,837,534
Transportation — 7.5%
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	5,150	5,835,980
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,255,363
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,645	1,700,519
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Senior Series A, AMT, 5.00%, 5/15/38	2,550	2,574,837
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A:
5.00%, 5/15/34	8,600	9,006,006
AMT, 5.38%, 5/15/33	790	835,686
AMT, 5.38%, 5/15/38	325	337,701
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	4,070	4,296,536
6.25%, 3/01/34	2,450	2,707,911
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,280,800
County of Sacramento California, ARB:
Senior Series B, 5.75%, 7/01/39	1,600	1,767,408
Senior Series B, AMT (AGM), 5.25%, 7/01/39	2,500	2,563,325
Municipal Bonds	Par (000)	Value
California (concluded)
Transportation (concluded)
County of Sacramento California, ARB (concluded):
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	$3,150	$3,490,924
County of San Diego California Regional Airport Authority, Refunding ARB, Sub-Series A, 5.00%, 7/01/40	1,000	1,003,850

		40,656,846
Utilities — 21.7%
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.38%, 6/01/39	5,000	5,459,200
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,325,763
City of San Francisco California Public Utilities Commission Water, RB, Hetch Hetchy, Sub-Series B, 5.00%, 11/01/41	8,470	8,852,675
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	8,015	8,409,819
County of Sacramento California Sanitation Districts Financing Authority, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	7,770	8,062,230
Dublin-San Ramon Services District Water, Refunding RB, 5.50%, 8/01/36	4,235	4,578,077
Los Angeles Department of Water & Power, RB, Sub-Series A-1, 5.25%, 7/01/38	5,330	5,634,023
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	8,510,080
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 1/01/39	17,005	18,036,693
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,362,300
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/34	13,000	13,862,160
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A:
5.25%, 5/15/29	4,000	4,378,400
5.25%, 5/15/39	1,600	1,683,328
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.75%, 8/01/35	5,000	5,582,400
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,378,756
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	6,395	7,221,106

		118,337,010
Total Municipal Bonds — 81.8%		445,617,405

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
California — 32.2%
County/City/Special District/School District — 14.4%
County of Orange California Water District, COP, Refunding, Series A, 5.25%, 8/15/34	12,200	13,199,668
County of San Mateo California Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38 (c)	19,000	19,884,450
County of Ventura California Public Financing Authority, Refunding LRB, Series A, 5.00%, 11/01/38	14,390	14,482,096
Long Beach Community College District, GO, Refunding, Election of 2008, Series B, 5.00%, 8/01/39	17,355	18,021,757
Sacramento California Unified School District, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,281,470

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	17

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	$5,270	$5,494,502

		78,363,943
Education — 6.3%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	10,398,500
University of California, Refunding RB, Limited Project, Series G:
5.00%, 5/15/37	12,881	13,431,374
5.00%, 5/15/42	10,000	10,298,800

		34,128,674
Health — 2.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series A (BHAC), 5.00%, 11/15/42	14,413	14,347,021
Transportation — 2.2%
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	11,708	11,980,232
Utilities — 6.7%
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	13,000	13,520,650
County of Sacramento California Sanitation Districts Financing Authority, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	5,000	5,188,050
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
California (concluded)
Utilities (concluded)
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	$4,760	$5,034,128
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,108	12,738,340

		36,481,168
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.2%		175,301,038
Total Long-Term Investments (Cost — $612,990,017) — 114.0%		620,918,443

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (d)(e)	1,802,853	1,802,853
Total Short-Term Securities (Cost — $1,802,853) — 0.3%		1,802,853
Total Investments (Cost — $614,792,870) — 114.3%		622,721,296
Other Assets Less Liabilities — 1.2%		6,634,154
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.5)%		(84,567,928)

Net Assets — 100.0%		$544,787,522

Notes to Schedule of investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement which expires on March 1, 2015 is $9,988,194.

(d)	Investments in issuers considered to be an affiliate of the Fund during the six months ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BIF California Municipal Money Fund	1,311,039	491,814	1,802,853	—

(e)	Represents the current yield as of report date.

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(410)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$51,922,656	$(193,983)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$620,918,443	—	$620,918,443
Short-Term Securities	$1,802,853	—	—	1,802,853

Total	$1,802,853	$620,918,443	—	$622,721,296

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(193,983)	—	—	$(193,983)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$726,000	—	—	$726,000
Liabilities:
Bank overdraft	—	$(17,396)	—	(17,396)
TOB trust certificates	—	(84,544,892)	—	(84,544,892)

Total	$726,000	$(84,562,288)	—	$(83,836,288)

There were no transfers between levels during the six months ended November 30, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	19

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 95.3%
Corporate — 5.0%
New Jersey EDA, RB, AMT:
5.13%, 1/01/39	$1,000	$986,750
Continental Airlines, Inc. Project, 5.25%, 9/15/29	3,500	3,240,895
Mandatory Put Bonds, Solid Waste Disposal, Waste Management, Series A, 5.30%, 6/01/15 (a)	2,000	2,042,700
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,523,218
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,058,440
New Jersey American Water Co., Inc. Project, Series D, AMT, 4.88%, 11/01/29	1,000	1,028,050
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,260,850

		11,140,903
County/City/Special District/School District — 13.3%
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/35	1,250	1,270,863
5.00%, 7/01/36	300	304,611
Collingswood School District, GO, Refunding, Board of Education of the Borough of Collingswood, 2.75%, 6/01/30	1,165	908,164
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	735	817,886
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,721,940
County of Union New Jersey, GO, Refunding, County Vocational Technical School, Series C, 3.50%, 3/01/31	1,640	1,491,334
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Covanta Union, Inc., AMT, 4.75%, 12/01/31	1,750	1,714,737
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	2,000	2,077,600
Essex County Improvement Authority, LRB, Newark Project, Series A (AGM), 6.00%, 11/01/30	1,090	1,174,857
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,009,150
5.25%, 1/01/46	4,900	5,047,294
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/14 (b)	1,705	1,748,870
Heldrich Center Hotel, Senior Series A, 5.00%, 1/01/15	380	330,558
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT:
5.13%, 7/01/42	1,000	978,660
5.38%, 1/01/43	905	886,058
New Jersey EDA, Refunding, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,745,525
New Jersey Health Care Facilities Financing Authority, LRB, Greystone Park Psychiatric Hospital Project, Series A:
5.00%, 9/15/29	2,000	2,068,760
(AGM), 3.50%, 9/15/31	1,000	851,300
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	919,286
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	$1,775	$1,553,444

		29,620,897
Education — 15.8%
New Jersey EDA, RB:
6.00%, 10/01/43	1,000	982,190
Patterson Charter School for Science & Technology, Inc. Project, Series A, 6.00%, 7/01/32	700	696,850
Patterson Charter School for Science & Technology, Inc. Project, Series A, 6.10%, 7/01/44	355	346,334
Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	2,000	2,115,040
New Jersey EDA, Refunding RB, Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,625,785
New Jersey Educational Facilities Authority, RB, Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,500,060
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	3,849,975
Georgian Court University, Series D, 5.00%, 7/01/33	500	496,890
Kean University, Series A, 5.25%, 9/01/29	1,705	1,819,815
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,058,450
Ramapo College, Series B, 5.00%, 7/01/42	560	570,942
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	199,483
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,344,637
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	252,707
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (b)	2,500	3,282,150
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,215,488
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	1,000	1,053,020
Series 1A, 5.00%, 12/01/25	95	99,245
Series 1A, 5.00%, 12/01/26	610	633,637
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,571,385
5.00%, 7/01/42	915	935,478
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	2,500	2,604,800
University of Medicine & Dentistry of New Jersey, COP (NPFGC), 5.00%, 6/15/14 (b)	1,000	1,026,340

		35,280,701
Health — 20.3%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,588,206
New Jersey EDA, RB:
1st Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	910,760
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	885,868
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	502,625

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey EDA, Refunding RB:
1st Mortgage, Winchester, Series A, 5.80%, 11/01/31	$1,500	$1,501,305
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	1,934,260
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	533,694
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	462,613
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	811,065
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,101,397
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	1,870	1,895,918
Robert Wood Johnson University Hospital, Series A, 5.25%, 7/01/35	1,460	1,502,033
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	495	512,122
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,620	3,730,229
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/29 (c)	285	298,563
AHS Hospital Corp., 6.00%, 7/01/37	2,985	3,290,186
CAB, St. Barnabas Health Care System, Series B, 6.03%, 7/01/36 (d)	7,360	1,923,389
CAB, St. Barnabas Health Care System, Series B, 6.06%, 7/01/37 (d)	7,000	1,711,990
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (e)	125	149,663
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,719,376
Holy Name Medical Center, 5.00%, 7/01/25	500	505,010
Meridian Health System Obligated Group, 5.00%, 7/01/27	1,500	1,572,495
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,500	1,525,905
South Jersey Hospital, 5.00%, 7/01/46	3,100	2,988,865
St. Barnabas Health Care System, Series A, 5.00%, 7/01/25	2,230	2,352,516
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,185	4,201,447
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	1,540	1,598,120
St. Barnabas Health, Series A, 5.00%, 7/01/24	1,000	1,072,060
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	460	458,790
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	230	191,250

		45,431,720
Housing — 4.0%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	1,935	1,937,071
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,154,726
M/F Housing, Series A, 4.20%, 11/01/32	1,500	1,385,355
S/F Housing, Series AA, 6.50%, 10/01/38	735	745,760
S/F Housing, Series U, AMT, 4.90%, 10/01/27	1,590	1,602,720
S/F Housing, Series U, AMT, 4.95%, 10/01/32	405	406,332
S/F Housing, Series X, AMT, 4.85%, 4/01/16	610	623,310

		8,855,274
Municipal Bonds	Par (000)	Value
New Jersey (continued)
State — 18.6%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 3.85%, 11/01/24 (d)	$10,000	$6,595,700
CAB, Series B, 4.29%, 11/01/27 (d)	4,135	2,288,929
Election of 2005, Series A, 5.80%, 11/01/15 (b)	1,640	1,811,954
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,503,675
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 3.71%, 7/01/21 (d)	1,675	1,267,774
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	2,000	2,151,600
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,033,320
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,118,590
School Facilities Construction (AGC), 6.00%, 12/15/18 (b)	330	407,141
School Facilities Construction (AGC), 6.00%, 12/15/34	670	751,506
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,070	1,088,136
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	500	511,900
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,638,090
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 3.36%, 3/15/21 (d)	2,000	1,568,660
Cigarette Tax, 5.00%, 6/15/22	1,700	1,852,235
Cigarette Tax, 5.00%, 6/15/29	640	632,493
New Jersey Transportation Trust Fund Authority, RB, CAB Transportation System (d):
Series A, 5.50%, 12/15/32	10,000	3,558,300
Series A, 5.85%, 12/15/38	12,050	2,843,318
Series C (AGM), 5.65%, 12/15/34	4,870	1,507,655
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,126,376
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,052,950
5.25%, 6/15/30	1,110	1,162,059
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,167,770

		41,640,131
Transportation — 15.9%
Delaware River Joint Toll Bridge Commission, Refunding RB, Series A:
3.00%, 7/01/28	1,000	870,790
3.13%, 7/01/30	1,000	834,730
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	1,921,369
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 0.00%, 1/01/35 (f)	1,510	1,431,616
Series A, 5.00%, 1/01/43	500	510,125
Series C (AGM), 5.00%, 1/01/15 (b)	2,500	2,629,900
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 1/01/30	1,000	1,139,540
Series B, 3.50%, 1/01/30	1,000	887,750
Series B, 5.00%, 1/01/30	1,480	1,570,931
Series C (NPFGC), 6.50%, 1/01/16	355	398,371
Series I, 5.00%, 1/01/35	2,500	2,586,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	21

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 5.71%, 12/15/35 (d)	$5,500	$1,589,830
CAB, Transportation System, Series C (AMBAC), 5.81%, 12/15/35 (d)	1,380	390,457
Transportation Program, Series AA, 5.25%, 6/15/31	2,000	2,134,500
Transportation System, Series A, 6.00%, 6/15/35	3,185	3,517,673
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,183,140
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,105,720
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,019,860
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,068,840
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
147th Series, 4.75%, 4/15/37	5,000	4,930,250
177th Series, 3.50%, 7/15/37	1,000	776,160
177th Series, 4.00%, 1/15/43	1,000	846,060
178th Series, 5.00%, 12/01/43	285	286,112
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	307,493
5.00%, 11/01/29	295	303,762

		35,240,979
Utilities — 2.4%
North Hudson Sewerage Authority, Refunding RB, Sewerage, Series A (NPFGC), 2.49%, 8/01/21 (d)(e)	5,000	4,136,500
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,339,260

		5,475,760
Total Municipal Bonds — 95.3%		212,686,365

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Jersey — 5.5%
County/City/Special District/School District — 2.9%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$6,300	$6,478,164
Transportation — 2.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (h)	5,001	5,206,254
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	497,277

		5,703,531
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.5%		12,181,695
Total Long-Term Investments (Cost — $219,829,187) — 100.8%		224,868,060

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (i)(j)	3,178,364	3,178,364
Total Short-Term Securities (Cost — $3,178,364) — 1.4%		3,178,364
Total Investments (Cost — $223,007,551) — 102.2%		228,046,424
Other Assets Less Liabilities — 1.0%		2,433,496
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.2)%		(7,234,165)

Net Assets — 100.0%		$223,245,755

Notes to Schedule of investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co., Inc.	$298,563	$995

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Security is collateralized by municipal or US Treasury obligations.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire on June 15, 2019 is $3,886,081.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

(i)	Investments in issuers considered to be an affiliate of the Fund during the six months ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BIF New Jersey Municipal Money Fund	8,686,142	(5,507,778)	3,178,364	—

(j)	Represents the current yield as of report date.

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(93)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$11,777,578	$59,477

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$224,868,060	—	$224,868,060
Short-Term Securities	$3,178,364	—	—	3,178,364

Total	$3,178,364	$224,868,060	—	$228,046,424

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$59,477	—	—	$59,477
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$165,000	—	—	$165,000
Liabilities:
Bank overdraft	—	$(6,244)	—	(6,244)
TOB trust certificates	—	(7,231,154)	—	(7,231,154)

Total	$165,000	$(7,237,398)	—	$(7,072,398)

There were no transfers between levels during the six months ended November 30, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	23

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 86.8%
Corporate — 6.7%
County of Bradford Pennsylvania IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$1,015,190
County of Delaware Pennsylvania IDA, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,688,825
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	3,779,565
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,042,240
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	11,444,406
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	300	306,210
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT:
Amtrak Project, 5.00%, 11/01/41	1,725	1,635,524
Aqua Pennsylvania, Inc. Project, 5.00%, 12/01/34	1,540	1,583,967

		28,495,927
County/City/Special District/School District — 11.4%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	2,310	2,127,395
5.00%, 5/01/42	5,400	4,808,430
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	1,905	2,084,184
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	5,982,380
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 9/01/31	705	629,614
County of Lycoming Pennsylvania, GO, Series A (AGM):
4.00%, 8/15/38	1,295	1,141,426
4.00%, 8/15/42	275	238,428
County of Lycoming Pennsylvania Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	825	827,508
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, 7.00%, 7/01/32	1,950	1,856,634
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,570,475
Falls Township Authority, RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,171,111
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	429,878
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	6,600	7,051,110
Philipsburg-Osceola Pennsylvania Area School District, GO (AGM):
5.00%, 4/01/41	1,235	1,246,621
Series A, 4.00%, 4/01/35	1,210	1,092,061
Series A, 4.00%, 4/01/38	1,190	1,013,035
Series A, 4.00%, 4/01/41	450	381,524
Souderton Area School District, GO (NPFGC), 5.00%, 11/15/22	4,290	4,539,206
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,221,999
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,118,594

		48,531,613
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education — 21.5%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	$580	$627,920
5.00%, 8/15/25	765	819,728
5.00%, 8/15/26	760	808,807
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,024,140
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	6,070	6,366,702
Villanova University, 5.25%, 12/01/31	600	634,440
East Hempfield Township IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/35	765	718,809
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	2,650	2,664,469
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	2,450	2,179,447
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,580,995
Thomas Jefferson University, 5.00%, 3/01/40	11,000	11,224,070
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	7,360,840
La Salle University, 5.00%, 5/01/37	1,595	1,535,299
State System of Higher Education, Series AL, 5.00%, 6/15/35	9,500	9,848,175
Thomas Jefferson University, 4.00%, 3/01/37	755	663,139
Thomas Jefferson University, 5.00%, 3/01/42	630	635,286
Trustees of The University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	11,649,189
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/32	5,000	5,186,450
Widener University, Series A, 5.25%, 7/15/33	2,420	2,380,457
Widener University, Series A, 5.50%, 7/15/38	1,815	1,781,259
Pennsylvania State University, RB:
5.00%, 3/01/40	10,000	10,372,100
Series A, 5.00%, 8/15/28	5,045	5,443,908
Series A, 5.00%, 8/15/29	2,000	2,109,320
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	1,830	1,926,917

		91,541,866
Health — 14.7%
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	4,644,300
County of Allegheny Pennsylvania IDA, Refunding RB, Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	645	645,245
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	2,540	2,188,058
Diakon Lutheran, 6.38%, 1/01/39	3,000	3,158,400
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	3,255	3,293,083
County of Montgomery Pennsylvania IDA, RB, ACTS Retirement Life Community:
Series A, 4.50%, 11/15/36	4,870	4,110,183
Series A-1, 6.25%, 11/15/29	480	506,040

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
County of Montgomery Pennsylvania IDA, Refunding RB:
ACTS Retirement Life Communities, 5.00%, 11/15/27	$1,385	$1,374,336
ACTS Retirement Life Communities, 5.00%, 11/15/28	895	873,797
ACTS Retirement Life Communities, 5.00%, 11/15/29	300	291,009
Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,015,510
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,407,700
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,730,225
County of Lebanon Pennsylvania Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	982,990
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	2,815	2,349,258
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	4,884,720
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 5/15/40	10,000	9,985,200
Presbyterian Medical Center, 6.65%, 12/01/19 (a)	2,390	2,814,344
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/35	3,590	3,690,987
Southcentral General Authority, Refunding RB, Wellspan Health Obligation Group, Series A, 6.00%, 6/01/29	3,750	4,117,125
St. Mary Hospital Authority, Refunding RB, Catholic Health East, Series A:
5.00%, 11/15/26	2,640	2,780,131
5.00%, 11/15/27	1,880	1,965,390

		62,808,031
Housing — 7.0%
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	4,120	3,405,303
3.70%, 10/01/42	7,020	5,729,794
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 92-A, AMT, 4.75%, 4/01/31	1,860	1,859,888
Series 96-A, AMT, 4.70%, 10/01/37	5,895	5,618,348
Series 99-A, AMT, 5.15%, 4/01/38	2,295	2,292,866
Series 110-B, 4.75%, 10/01/39	1,785	1,833,909
Series 113, 4.85%, 10/01/37	8,100	7,953,471
Philadelphia Pennsylvania IDA, RB, Retirement Facilities:
Rieder House Project, Series A, 6.10%, 7/01/33	495	495,114
Saligman House Project, Section 8, Series C (HUD), 6.10%, 7/01/33	495	495,114

		29,683,807
State — 8.3%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,507,586
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
State (concluded)
Commonwealth of Pennsylvania, GO:
1st Series, 5.00%, 4/01/26	$1,755	$1,985,151
1st Series, 5.00%, 10/01/26	2,800	3,100,664
1st Series, 5.00%, 3/15/29	3,900	4,379,310
2nd Series A, 5.00%, 8/01/24	6,000	6,782,640
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	5,825	6,190,868
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,571,140

		35,517,359
Transportation — 13.6%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	14,015,120
AMT (AGM), 5.00%, 6/15/32	9,500	9,542,560
AMT (AGM), 5.00%, 6/15/37	1,400	1,373,372
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	7,500	7,685,475
Pennsylvania Turnpike Commission, RB:
Motor License Fund, Enhanced Turnpike, Special Sub-Series A, 5.00%, 12/01/37	1,405	1,434,730
Motor License Fund, Enhanced Turnpike, Special Sub-Series A, 5.00%, 12/01/42	2,185	2,190,703
Senior Lien, Series A, 5.00%, 12/01/42	5,030	5,051,730
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,651,904
Sub-Series A, 5.13%, 12/01/26	1,285	1,373,228
Sub-Series A, 6.00%, 12/01/41	1,200	1,296,648
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B, 5.25%, 6/01/24	4,565	4,929,059
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	3,140	3,294,080
5.00%, 6/01/29	4,155	4,323,651

		58,162,260
Utilities — 3.6%
City of Philadelphia Pennsylvania Gas Works, RB:
9th Series, 5.25%, 8/01/40	3,300	3,305,280
12th Series B (NPFGC), 7.00%, 5/15/20 (a)	1,180	1,420,248
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	1,450	1,514,322
Series C (AGM), 5.00%, 8/01/40	2,650	2,681,297
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 6/01/40	1,000	1,015,940
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	420	431,995
Delaware County Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	980	1,027,236
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	3,895	3,857,725

		15,254,043
Total Municipal Bonds in Pennsylvania		369,994,906

Guam — 1.0%
State — 0.4%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	1,760	1,823,835

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	25

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam (concluded)
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement, Asset-Backed, 5.63%, 6/01/47	$1,750	$1,318,555
Utility — 0.3%
Guam Government Waterworks Authority, Refunding RB, Water & Wastewater System, 6.00%, 7/01/25	1,000	1,011,960
Total Municipal Bonds in Guam		4,154,350
Total Municipal Bonds — 87.8%		374,149,256

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Pennsylvania — 21.3%
Education — 3.5%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	9,280	9,792,906
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	4,448	4,873,896

		14,666,802
Health — 11.0%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,998,400
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	7,460	7,623,076
Series A, 5.25%, 6/01/39	5,997	6,128,892
Series A-1, 5.13%, 6/01/41	12,570	12,769,486
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	9,380	9,503,722

		47,023,576
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Pennsylvania (concluded)
Housing — 1.3%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	$6,250	$5,596,000
State — 5.5%
Commonwealth of Pennsylvania, GO, Series 1, 5.00%, 3/15/28	10,797	12,123,547
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Senior Series C (NPFGC), 5.00%, 12/01/32	11,000	11,439,890

		23,563,437
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.3%		90,849,815
Total Long-Term Investments (Cost — $456,789,848) — 109.1%		464,999,071

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (c)(d)	1,815,153	1,815,153
Total Short-Term Securities (Cost — $1,815,153) — 0.4%		1,815,153
Total Investments (Cost — $458,605,001) — 109.5%		466,814,224
Other Assets Less Liabilities — 1.3%		5,519,609
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.8)%		(46,141,421)

Net Assets — 100.0%		$426,192,412

Notes to Schedule of investments

(a)	Security is collateralized by municipal or US Treasury obligations.

(b)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(c)	Investments in issuers considered to be an affiliate of the Fund during the six months ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BIF Pennsylvania Municipal Money Fund	8,122,950	(6,307,797)	1,815,153	—

(d)	Represents the current yield as of report date.

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(80)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$10,131,250	$28,663

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$464,999,071	—	$464,999,071
Short-Term Securities	$1,815,153	—	—	1,815,153

Total	$1,815,153	$464,999,071	—	$466,814,224

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$28,663	—	—	$28,663
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$141,000	—	—	$141,000
Liabilities:
Bank overdraft	—	$(12,166)	—	(12,166)
TOB trust certificates	—	(46,126,645)	—	(46,126,645)

Total	$141,000	$(46,138,811)	—	$(45,997,811)

There were no transfers between levels during the six months ended November 30, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	27

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Alabama 21st Century Authority, Refunding RB, Tobacco Settlement, Series A, 5.00%, 6/01/21	$1,000	$1,121,170
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	750	838,748

		1,959,918
Arizona — 1.8%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/22	1,550	1,679,998
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,624,050
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, San Juan Project, Series A, 4.95%, 10/01/20	1,500	1,587,210
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.00%, 7/01/23	1,620	1,668,114
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,220,000
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	500	526,380
University Medical Center Corp., Refunding RB, 5.00%, 7/01/21	2,740	2,944,678

		12,250,430
Arkansas — 0.1%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 5.00%, 6/01/22	785	808,534
California — 10.9%
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	5,801,250
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization, Series A, 5.25%, 6/01/21	3,750	3,601,687
California Health Facilities Financing Authority, Refunding RB, Los Angeles Children’s Hospital, Series A:
5.00%, 11/15/22	1,500	1,623,615
5.00%, 11/15/23	1,000	1,064,120
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, AMT (NPFGC):
Series A, 4.75%, 12/01/23	4,105	4,228,889
Series C, 4.75%, 12/01/23	1,000	1,035,110
California State Public Works Board, Refunding LRB, Various Capital Projects, Series G, 5.00%, 11/01/22	1,000	1,138,300
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.00%, 3/01/24	3,655	3,915,565
5.00%, 3/01/25	1,260	1,334,831
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,205,140
Los Angeles California Unified School District, GO, Refunding, Series A-1 (NPFGC), 4.50%, 7/01/25	6,735	7,305,118
Palomar Community College District, GO, CAB, Election of 2006, Series B, 4.00%, 8/01/23 (a)	3,950	2,694,492
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (a):
2.52%, 8/01/19	315	273,316
2.86%, 8/01/20	225	186,154
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,733,975
Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/22	$9,500	$11,035,010
5.00%, 10/01/22	1,265	1,470,234
5.00%, 10/01/23	15,000	17,434,800
3.00%, 2/01/24	4,740	4,591,354

		74,672,960
Colorado — 1.2%
City of Commerce Colorado-Northern Infrastructure General Improvement District, GO, Refunding (AGM):
5.00%, 12/01/22	600	689,994
5.00%, 12/01/23	1,000	1,134,770
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding RB, Tax Allocation Bonds, 4.00%, 12/01/23	1,000	923,510
Colorado Educational & Cultural Facilities Authority, RB, Charter Littleton Preparatory School, 5.00%, 12/01/22	200	199,282
Denver Urban Renewal Authority, Refunding, Tax Allocation Bond, Stapleton, Senior-Series A-1, 5.00%, 12/01/23	5,000	5,493,950

		8,441,506
Connecticut — 0.9%
Connecticut State Health & Educational Facility Authority, Refunding RB, Loomis Chaffee School (AGM), 5.00%, 7/01/22	515	574,817
State of Connecticut, GO, Series D, 5.00%, 11/01/23	5,000	5,733,800

		6,308,617
Florida — 3.8%
County of Broward Florida Airport System, ARB, Series Q-2, AMT, 5.00%, 10/01/22	1,605	1,766,415
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 7/01/24	7,000	7,674,800
County of Lee Florida, Refunding ARB, Series A, AMT, 5.50%, 10/01/23	3,305	3,641,317
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/22	2,000	2,333,920
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, Inc. Project, 4.00%, 6/01/22	500	485,970
Florida State Board of Governors, RB, Florida State University Dormitory, Series A:
5.00%, 5/01/22	2,050	2,385,790
5.00%, 5/01/23	2,155	2,504,584
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (b)(c)	155	99,893
Tolomato Community Development District, Refunding, Special Assessment:
Convertible CAB, Series A-2, 6.61%, 5/01/39 (d)	150	110,151
Convertible CAB, Series A-3, 6.61%, 5/01/40 (d)	360	215,453
Convertible CAB, Series A-4, 6.61%, 5/01/40 (d)	190	84,198
Series A-1, 6.38%, 5/01/17	395	378,584
Tolomato Community Development District, Special Assessment (b)(c):
Series 1, 6.38%, 5/01/17	15	14,724
Series 2, 6.38%, 5/01/17	1,290	730,578
Series 3, 6.38%, 5/01/17	425	4
Village Community Development District No. 10, Special Assessment, 4.50%, 5/01/23	3,870	3,648,017

		26,074,398

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia — 0.4%
County of Fulton Georgia Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	$1,050	$1,050,924
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM), 4.00%, 8/01/22	1,580	1,627,463

		2,678,387
Guam — 0.7%
Guam Government Waterworks Authority, RB (e):
5.25%, 7/01/22	525	562,821
5.25%, 7/01/25	1,735	1,788,976
5.00%, 7/01/28	1,250	1,235,287
Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	600,256
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	500	519,285

		4,706,625
Idaho — 0.8%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/15 (f)	5,000	5,399,650
Illinois — 8.7%
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, AMT:
Series A, 5.00%, 1/01/23	12,000	12,878,040
Series B, 5.00%, 1/01/22	7,500	8,148,675
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	115	115,120
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (NPFGC), 5.70%, 6/15/23 (d)	3,000	2,734,950
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,500	4,937,040
6.25%, 6/01/24	3,000	3,232,770
State of Illinois, GO, Refunding:
5.00%, 8/01/21	10,000	10,814,800
(AGM), 5.00%, 8/01/20	15,400	16,910,432

		59,771,827
Indiana — 2.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	750	754,492
City of Whiting Indiana, RB, BP Products North America, Inc. Project, 5.25%, 1/01/21	3,200	3,707,520
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,225,420
Indiana Finance Authority, Refunding RB:
Marquette Project, 4.00%, 3/01/22	2,650	2,564,405
US Steel Corp. Project, 6.00%, 12/01/19	3,000	3,066,600
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series K, 5.00%, 6/01/24	3,000	3,266,190

		15,584,627
Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	5,320	5,135,449
5.50%, 12/01/22	2,500	2,352,675
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University:
5.00%, 4/01/20	600	682,980
5.00%, 4/01/21	625	710,319
5.25%, 4/01/22	660	748,790
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project, 5.00%, 9/01/20	1,000	1,101,920

		10,732,133
Municipal Bonds	Par (000)	Value
Kansas — 0.5%
Kansas Development Finance Authority, RB, Health Facilities, KU Health System, Series H:
5.00%, 3/01/23	$750	$810,270
5.00%, 3/01/24	650	696,397
Kansas Development Finance Authority, Refunding RB:
Adventist Health System/Sunbelt Obligated Group, Series C, 5.00%, 11/15/23	500	555,890
Sisters of Charity of Leavenworth Health System, Series A, 4.00%, 1/01/22	1,325	1,377,974

		3,440,531
Kentucky — 1.4%
Lexington-Fayette Urban County Government Public Facilities Corp., Refunding LRB, Eastern State Hospital Project, Series A, 5.00%, 6/01/24	6,690	7,247,076
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,262,640

		9,509,716
Louisiana — 2.8%
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 5.63%, 5/01/21	855	911,208
Louisiana Stadium & Exposition District, Refunding RB, Senior Series A, 5.00%, 7/01/22	1,000	1,119,100
Louisiana State Citizens Property Insurance Corp., Refunding RB:
5.00%, 6/01/24	2,000	2,147,720
(AGM), 5.00%, 6/01/24	8,750	9,494,887
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	250	282,500
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 5/15/23	5,000	5,466,800

		19,422,215
Maryland — 0.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	261,595
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,770	1,840,021

		2,101,616
Massachusetts — 1.1%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, Series L, 5.00%, 7/01/20	900	1,052,280
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	2,500	2,499,700
5.50%, 1/01/15	4,000	3,997,280

		7,549,260
Michigan — 3.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/23	2,000	1,897,560
County of Wayne Michigan Airport Authority, Refunding ARB, Series A, AMT (AGM), 4.00%, 12/01/20	11,690	12,108,385
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	5,000	5,505,150
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System:
5.00%, 11/15/20	1,000	1,085,250
5.25%, 11/15/24	2,600	2,711,618

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	29

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital Obligated Group, Series W, 6.25%, 8/01/23	$2,000	$2,030,780

		25,338,743
Missouri — 0.8%
Missouri Development Finance Board, Refunding RB, Nelson Gallery Foundation, Series A, 5.00%, 12/01/23	1,000	1,139,430
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.00%, 2/01/24	3,000	3,089,940
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/23	1,115	1,248,031

		5,477,401
Nebraska — 0.4%
Central Plains Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/22	2,450	2,645,902
Nevada — 0.8%
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 8/01/22	1,845	1,707,879
4.00%, 8/01/23	1,200	1,096,776
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	1,700	1,804,193
Las Vegas Special Improvement District 607, Refunding, Special Assessment, Local Improvement:
5.00%, 6/01/23	450	450,675
5.00%, 6/01/24	325	325,764

		5,385,287
New Jersey — 9.3%
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	1,500	1,669,155
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 9/15/19	8,815	8,547,905
The Goethals Bridge Replacement Project, AMT, 5.00%, 7/01/22	600	645,036
The Goethals Bridge Replacement Project, AMT, 5.00%, 1/01/23	620	660,511
The Goethals Bridge Replacement Project, AMT, 5.00%, 7/01/23	1,750	1,860,933
The Goethals Bridge Replacement Project, AMT, 5.00%, 1/01/24	1,000	1,052,590
Patterson Charter School for Science and Technology, Inc. Project, Series A, 5.00%, 7/01/22	630	626,063
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/22	2,000	2,179,100
Cigarette Tax, 5.00%, 6/15/23	990	1,064,755
New Jersey American Water Co., Inc. Project, Series C, AMT, 5.10%, 6/01/23	2,000	2,176,280
School Facilities Construction, Series AA, 4.25%, 12/15/24	1,000	1,038,730
School Facilities Construction, Series K (AMBAC), 5.25%, 12/15/20	2,375	2,787,751
School Facilities Construction, Series NN, 5.00%, 3/01/22	3,400	3,881,576
School Facilities Construction, Series NN, 5.00%, 3/01/23	4,600	5,211,478
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Educational Facilities Authority, Refunding RB:
New Jersey Institute of Technology, Series H, 4.00%, 7/01/25	$2,260	$2,312,590
University of Medicine & Dentistry, Series B, 6.50%, 6/01/19 (f)	2,000	2,520,560
New Jersey Health Care Facilities Financing Authority, RB, Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/22	1,010	1,130,675
New Jersey Health Care Facilities Financing Authority, Refunding RB:
CAB, St. Barnabas Health, Series B (NPFGC), 5.13%, 7/01/23 (a)	2,720	1,673,507
Holy Name Medical Center, 4.00%, 7/01/17	2,000	2,120,720
Holy Name Medical Center, 4.25%, 7/01/18	780	836,737
Meridian Health System Obligated Group, 5.00%, 7/01/21	2,000	2,245,860
St. Barnabas Health, Series A, 4.50%, 7/01/22	2,450	2,562,920
St. Barnabas Health, Series A, 4.63%, 7/01/23	3,500	3,643,045
St. Barnabas Health, Series A, 5.00%, 7/01/24	1,100	1,179,266
New Jersey Higher Education Student Assistance Authority, Refunding RB, Student Loan, Series 1A:
4.50%, 12/01/20	1,870	2,028,165
4.75%, 12/01/21	560	601,350
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 4.61%, 12/15/24 (a)	3,850	2,328,172
Series A, 5.25%, 6/15/24	800	892,368
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.50%, 12/15/23	1,350	1,583,888
Newark Housing Authority, Refunding RB, Additional Newark Redevelopment Project (NPFGC), 5.25%, 1/01/24	1,430	1,540,196
State of New Jersey, GO, Refunding, Series O, 5.25%, 8/01/21	1,000	1,203,590

		63,805,472
New York — 17.3%
City of New York New York, GO, Refunding:
Fiscal 2013, Series J, 5.00%, 8/01/23	5,000	5,808,150
Fiscal 2014, Series B, 5.00%, 8/01/21	5,000	5,813,300
Fiscal 2014, Series B, 5.00%, 8/01/22	7,000	8,153,320
Fiscal 2014, Series E, 5.25%, 8/01/22	2,000	2,371,100
Series B, 5.00%, 8/01/23	10,000	11,470,300
City of New York New York, GO:
Sub-Series A-1, 5.00%, 10/01/22	5,000	5,831,350
Sub-Series I-1, 5.13%, 4/01/25	845	947,752
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM):
5.00%, 7/01/21	535	601,608
5.00%, 7/01/22	510	564,626
5.25%, 7/01/25	895	971,639
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	2,300	2,330,544
County of Monroe New York Industrial Development Corp., Refunding RB, Rochester General Hospital Project, Series B, 4.00%, 12/01/24	1,005	1,002,779
County of Suffolk New York Water Authority, Refunding RB, 3.00%, 6/01/25	1,185	1,141,665
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A:
5.00%, 11/01/23	5,685	6,157,821
5.00%, 11/01/24	2,730	2,923,257

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/25	$500	$547,535
Series B (AGM), 5.00%, 11/15/23	1,865	2,111,553
Series H, 5.00%, 11/15/23	3,820	4,277,751
Sub-Series B-1, 5.00%, 11/15/24	1,835	2,065,843
Sub-Series B-2, 5.00%, 11/15/22	5,000	5,696,400
Sub-Series B-2, 5.00%, 11/15/23	2,620	2,933,955
Sub-Series B-4, 5.00%, 11/15/24	1,200	1,350,960
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.25%, 11/15/25	1,500	1,717,980
Series F, 5.00%, 11/15/22	4,575	5,212,206
New York City Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	1,750	1,794,135
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/21 (g)	1,500	1,613,895
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	983,764
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	175	194,112
Convent of the Sacred Heart (AGM), 5.00%, 11/01/19	555	650,066
Convent of the Sacred Heart (AGM), 5.00%, 11/01/20	405	473,129
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	500	544,595
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	596,503
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,725	1,898,966
New York University Hospitals Center, Series A, 5.13%, 7/01/23	1,665	1,821,393
University of Rochester, Series E, 4.00%, 7/01/24	1,015	1,042,618
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 3.00%, 7/01/20	965	951,915
Miriam Osborn Memorial Home Association, 3.13%, 7/01/21	1,950	1,886,449
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	750	777,682
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	750	799,755
North Shore-Long Island Jewish, Series E, 5.00%, 5/01/22	1,000	1,085,140
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24	1,000	921,350
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project:
5.00%, 12/01/20	1,500	1,599,345
Series 6, AMT (NPFGC), 6.25%, 12/01/13	2,000	2,000,280
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
152nd Series, 5.00%, 11/01/23	2,000	2,159,280
178th Series, 5.00%, 12/01/22	10,025	11,405,342
United Nations Development Corp., Refunding RB, Series A, 4.25%, 7/01/24	1,200	1,250,568

		118,453,676
North Carolina — 0.5%
North Carolina Medical Care Commission, RB, First Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	198,422
4.30%, 1/01/18	555	549,328
4.50%, 1/01/19	520	513,932
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, RB, First Mortgage, Galloway Ridge Project, Series A (concluded):
4.75%, 1/01/21	$270	$264,268
5.00%, 1/01/22	290	284,884
North Carolina Medical Care Commission, Refunding RB, Health Care Facilities, Vidant Health, Series A, 5.00%, 6/01/22	1,595	1,797,310

		3,608,144
Ohio — 0.6%
County of Hamilton Ohio, RB, Christ Hospital Project:
5.25%, 6/01/22	2,000	2,200,080
5.25%, 6/01/23	1,500	1,627,020

		3,827,100
Oklahoma — 0.9%
County of Canadian Oklahoma Educational Facilities Authority, RB, Mustang Public Schools Project, 4.00%, 9/01/22	2,810	2,920,714
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 4/01/23	1,050	1,022,437
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 9/01/22	2,300	2,411,320

		6,354,471
Oregon — 2.1%
City of Madras Oregon, GO, Refunding, 4.00%, 2/15/24	745	739,584
County of Klamath Oregon School District, GO:
5.50%, 6/15/22	1,155	1,394,605
5.50%, 6/15/23	1,315	1,589,072
Oregon Department of Transportation, RB, Series A, 5.00%, 11/15/16	5,000	5,658,550
Oregon Health & Science University, Refunding RB, Series A, 5.00%, 7/01/22	4,000	4,600,200
State of Oregon Housing & Community Services Department, RB, S/F Mortgage Program, Series B, AMT, 4.50%, 1/01/23	715	734,905

		14,716,916
Pennsylvania — 2.9%
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	2,000	2,127,800
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	7,820	8,642,038
County of Montgomery Pennsylvania IDA, Refunding RB, ACTS Retirement Life Communities, 5.00%, 11/15/23	1,200	1,235,328
Pennsylvania HFA, RB, S/F Mortgage, Series 103-C, 4.38%, 4/01/18	1,160	1,260,874
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B, 5.25%, 6/01/24	3,400	3,671,150
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 7/01/26	2,475	2,744,800

		19,681,990
Rhode Island — 0.5%
City of Providence Rhode Island, GO, Series A:
5.00%, 1/15/21	705	776,868
5.00%, 1/15/22	1,350	1,475,671
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, S/F Housing, Series 57-B, AMT, 5.15%, 4/01/22	1,000	1,025,660

		3,278,199

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	31

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina — 0.8%
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	$4,115	$4,116,975
South Carolina Jobs EDA, Refunding RB, Palmetto Health Alliance, Series A (AGM):
5.25%, 8/01/22	220	243,036
5.25%, 8/01/23	200	217,918
5.50%, 8/01/24	600	656,226
5.50%, 8/01/25	305	330,099

		5,564,254
South Dakota — 0.9%
Educational Enhancement Funding Corp., Refunding RB, Series B:
5.00%, 6/01/23	1,000	1,106,780
5.00%, 6/01/24	1,350	1,469,434
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 4.25%, 9/01/24	3,500	3,605,490

		6,181,704
Tennessee — 0.6%
City of Johnson Tennessee Health & Educational Facilities Board, Refunding RB, Appalachian Christian Village Project, 4.00%, 2/15/23	400	361,376
County of Memphis Shelby Tennessee Airport Authority, Refunding ARB, Series B, AMT, 5.75%, 7/01/23	3,170	3,536,072

		3,897,448
Texas — 8.4%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	3,730	3,891,136
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, Series A, 5.00%, 1/01/23	500	522,255
Subordinate Lien, 5.00%, 1/01/23	500	502,155
City of Houston Texas, Refunding RB, Convention Center & Entertainment Facilities, Series A, 5.00%, 9/01/23	1,790	1,935,491
City of Houston Texas Airport System, Refunding ARB, Subordinate Lien, Series A, AMT:
5.00%, 7/01/23	3,500	3,848,460
5.00%, 7/01/23	5,000	5,554,150
City of San Antonio Texas Airport System, ARB, AMT (AGM), 5.25%, 7/01/19	3,055	3,417,598
City of San Antonio Texas Airport System, Refunding ARB, Passenger Facility Charges, AMT, 5.00%, 7/01/23	1,000	1,084,180
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 5.75%, 1/01/28 (e)	500	496,635
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, First Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 1/01/23	1,325	1,220,895
Dallas-Fort Worth International Airport, Refunding ARB, Series C, 5.00%, 11/01/22	1,770	1,993,958
Dallas-Fort Worth International Airport Facilities Improvement Corp., ARB, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,114,198
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/22	2,250	2,338,560
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 5/15/23	5,015	5,587,312
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22	2,570	2,478,662
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Gas Supply, 5.00%, 12/15/22	16,000	16,910,720
Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas State Turnpike Authority, RB, CAB, 1st Tier, Series A (AMBAC), 4.61%, 8/15/24 (a)	$6,600	$4,050,816

		57,947,181
Utah — 0.4%
County of Utah Utah, Refunding RB, US Steel Corp. Project, 5.38%, 11/01/15	3,000	3,014,250
Virginia — 1.1%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 4.00%, 7/01/22	1,320	1,179,156
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
3.38%, 6/01/20	1,000	945,590
5.00%, 6/01/22	625	641,106
5.00%, 6/01/23	420	425,809
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.00%, 3/01/23	1,000	902,390
Fredericksburg Virginia EDA, Refunding RB, MediCorp Health System Obligation, 5.00%, 6/15/17	1,550	1,682,587
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	1,720	1,838,439

		7,615,077
West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB, Charleston Area Medical Center, Inc., Series A:
5.13%, 9/01/23	1,000	1,063,080
5.50%, 9/01/25	2,000	2,015,080

		3,078,160
Wisconsin — 1.0%
Public Finance Authority, Refunding ARB, Transportation Infrastructure Properties LLC, Senior Series B, AMT, 5.00%, 7/01/22	7,000	7,048,300
Total Municipal Bonds — 93.0%		638,332,625

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Florida — 1.8%
State of Florida, GO, Refunding, Department of Transportation, Bridge Construction, Series B, 5.00%, 7/01/22	10,285	12,187,311
New York — 7.2%
City of New York New York, GO, Refunding, Series E:
5.25%, 8/01/22	8,000	9,484,400
5.00%, 8/01/24	5,010	5,610,198
City of New York New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	1,000	1,144,700
Sub-Series I-1, 5.50%, 4/01/21	2,009	2,325,266
New York State Urban Development Corp., Refunding RB, Service Contracts, Series B, 5.00%, 1/01/21	1,469	1,665,210
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	12,170	13,967,874
Triborough Bridge & Tunnel Authority, Refunding RB, General, MTA Bridges & Tunnels, Series B, 5.00%, 11/15/22	13,000	15,264,080

		49,461,728

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Texas — 1.3%
City of Houston Texas, GO, Refunding, Series A, 5.00%, 3/01/22	$7,500	$8,826,675
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.3%		70,475,714
Total Long-Term Investments (Cost — $708,349,248) — 103.3%		708,808,339

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	10,927,232	$10,927,232
Total Short-Term Securities (Cost — $10,927,232) — 1.6%		10,927,232
Total Investments (Cost — $719,276,480) — 104.9%		719,735,571
Other Assets Less Liabilities — 0.6%		4,244,672
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.5)%		(37,855,112)

Net Assets — 100.0%		$686,125,131

Notes to Schedule of investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(c)	Non-income producing security.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets, Inc.	$3,587,084	$3,220
Scott & Stringfellow LLC	$496,635	$470

(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(i)	Investments in issuers considered to be an affiliate of the Fund during the six months ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
FFI Institutional Tax-Exempt Fund	9,744,786	1,182,446	10,927,232	$2,746

(j)	Represents the current yield as of report date.

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(306)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$38,752,031	$195,698

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	33

Schedule of Investments (concluded)	BlackRock Strategic Municipal Opportunities Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$708,808,339	—	$708,808,339
Short-Term Securities	$10,927,232	—	—	10,927,232

Total	$10,927,232	$708,808,339	—	$719,735,571

[1] See above Schedule of Investment for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$195,698	—	—	$195,698
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$542,000	—	—	$542,000
Liabilities:
Bank overdraft	—	$(25,527)	—	(25,527)
TOB trust certificates	—	(37,847,478)	—	(37,847,478)

Total	$542,000	$(37,873,005)	—	$(37,331,005)

There were no transfers between levels during the six months ended November 30, 2013.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Statements of Assets and Liabilities

November 30, 2013 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund

Assets
Investments at value — unaffiliated[1]	$620,918,443	$224,868,060	$464,999,071	$708,808,339
Investments at value — affiliated[2]	1,802,853	3,178,364	1,815,153	10,927,232
Cash pledged for other derivative contracts	726,000	165,000	141,000	542,000
Interest receivable	7,248,443	3,374,930	6,837,233	9,328,471
Capital shares sold receivable	1,445,940	873,572	324,484	1,983,696
Investments sold receivable	—	—	325,000	—
Variation margin receivable on other derivative contracts	44,842	10,171	8,750	33,467
Prepaid expenses	58,870	20,848	21,003	103,181

Total assets	632,245,391	232,490,945	474,471,694	731,726,386

Accrued Liabilities
Bank overdraft	17,396	6,244	12,166	25,527
Income dividends payable	1,096,600	476,888	1,192,233	896,566
Capital shares redeemed payable	792,832	979,715	465,530	2,156,547
Investments purchased payable	460,564	297,569	—	4,080,030
Investment advisory fees payable	246,194	94,906	194,987	294,907
Service and distribution fees payable	101,442	39,047	36,236	129,114
Interest expense and fees payable	23,036	3,011	14,776	7,634
Officer’s and Trustees’ fees payable	3,646	2,461	2,818	3,409
Other affiliates payable	—	130	409	—
Other accrued expenses payable	171,267	114,065	233,482	160,043

Total accrued liabilities	2,912,977	2,014,036	2,152,637	7,753,777

Other Liabilities
TOB trust certificates	84,544,892	7,231,154	46,126,645	37,847,478

Total liabilities	87,457,869	9,245,190	48,279,282	45,601,255

Net Assets	$544,787,522	$223,245,755	$426,192,412	$686,125,131

Net Assets Consist of
Paid-in capital	$553,092,039	$222,738,127	$444,655,981	$687,932,374
Undistributed net investment income	585,138	857,208	1,022,348	223,947
Accumulated net realized loss	(16,624,098)	(5,447,930)	(27,723,803)	(2,685,979)
Net unrealized appreciation/depreciation	7,734,443	5,098,350	8,237,886	654,789

Net Assets	$544,787,522	$223,245,755	$426,192,412	$686,125,131

[1] Investments at cost — unaffiliated	$612,990,017	$219,829,187	$456,789,848	$708,349,248
[2] Investments at cost — affiliated	$1,802,853	$3,178,364	$1,815,153	$10,927,232

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	35

Statements of Assets and Liabilities (concluded)

November 30, 2013 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund

Net Asset Value
Institutional:
Net assets	$191,347,713	$101,287,927	$321,042,235	$349,416,158

Shares outstanding, unlimited number of shares authorized, $0.10 par value	16,448,379	9,682,391	30,144,420	31,967,081

Net asset value per share	$11.63	$10.46	$10.65	$10.93

Service:
Net assets	—	$17,228,072	$6,638,960	—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	1,647,013	623,165	—

Net asset value per share	—	$10.46	$10.65	—

Investor A:
Net assets	$114,414,371	$40,101,577	$50,879,096	$194,512,861

Shares outstanding, unlimited number of shares authorized, $0.10 par value	9,843,242	3,829,879	4,772,600	17,805,387

Net asset value per share	$11.62	$10.47	$10.66	$10.92

Investor A1:
Net assets	$153,686,491	$31,624,132	$17,508,269	$40,015,758

Shares outstanding, unlimited number of shares authorized, $0.10 par value	13,210,673	3,019,418	1,641,939	3,662,154

Net asset value per share	$11.63	$10.47	$10.66	$10.93

Investor B:
Net assets	$1,790,936	—	—	—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	153,851	—	—	—

Net asset value per share	$11.64	—	—	—

Investor C:
Net assets	$65,612,077	$24,622,785	$24,458,780	$102,180,354

Shares outstanding, unlimited number of shares authorized, $0.10 par value	5,639,413	2,354,509	2,294,662	9,350,209

Net asset value per share	$11.63	$10.46	$10.66	$10.93

Investor C1:
Net assets	$17,935,934	$8,381,262	$5,665,072	—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	1,541,551	801,232	531,917	—

Net asset value per share	$11.63	$10.46	$10.65	—

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Statements of Operations

Six Months Ended November 30, 2013 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund

Investment Income
Interest	$14,789,972	$5,784,255	$11,988,522	$14,077,507
Income — affiliated	—	—	—	2,746

Total income	14,789,972	5,784,255	11,988,522	14,080,253

Expenses
Investment advisory	1,668,590	649,907	1,268,528	2,108,937
Service — Service	—	22,575	8,754	—
Service — Investor A	164,147	54,660	67,548	264,923
Service — Investor A1	79,606	16,226	9,264	20,695
Service and distribution — Investor B	5,864	53	33	67
Distribution — Investor B1	—	126	72	—
Service and distribution — Investor C	374,599	130,515	136,130	577,128
Service and distribution — Investor C1	57,120	26,670	18,820	—
Transfer agent — Institutional	126,090	92,119	364,910	122,750
Transfer agent — Service	—	10,522	3,836	—
Transfer agent — Investor A	23,447	10,878	20,590	43,627
Transfer agent — Investor A1	31,647	8,503	6,677	10,145
Transfer agent — Investor B	1,498	18	10	32
Transfer agent — Investor B1	—	44	18	—
Transfer agent — Investor C	17,609	6,997	10,283	30,727
Transfer agent — Investor C1	4,162	2,244	1,792	—
Accounting services	80,661	26,836	58,549	80,865
Registration	40,144	15,047	14,714	84,865
Professional	35,628	32,881	32,591	38,716
Custodian	25,269	8,986	14,943	21,547
Printing	16,256	8,031	12,010	14,475
Officer and Trustees	14,953	11,332	13,313	15,688
Miscellaneous	23,938	21,217	23,107	37,850

Total expenses excluding interest expense and fees	2,791,228	1,156,387	2,086,492	3,473,037
Interest expense and fees[1]	284,510	29,680	184,758	104,973

Total expenses	3,075,738	1,186,067	2,271,250	3,578,010
Less fees waived by Manager	(1,138)	(40,627)	(50)	(194,173)
Less transfer agent fees waived and/or reimbursed — class specific	—	(42,997)	(240,815)	—

Total expenses after fees waived and/or reimbursed and/or reimbursed	3,074,600	1,102,443	2,030,385	3,383,837

Net investment income	11,715,372	4,681,812	9,958,137	10,696,416

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(21,939,448)	(3,259,882)	(6,260,691)	(7,635,371)
Financial futures contracts	1,004,066	61,681	1,014,420	744,500

	(20,935,382)	(3,198,201)	(5,246,271)	(6,890,871)

Net change in unrealized appreciation/depreciation on:
Investments	(34,194,093)	(15,000,287)	(34,963,218)	(29,497,002)
Financial futures contracts	(573,449)	26,243	(715,188)	(205,529)

	(34,767,542)	(14,974,044)	(35,678,406)	(29,702,531)

Total realized and unrealized loss	(55,702,924)	(18,172,245)	(40,924,677)	(36,593,402)

Net Decrease in Net Assets Resulting from Operations	$(43,987,552)	$(13,490,433)	$(30,966,540)	$(25,896,986)

[1] Related to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	37

Statements of Changes in Net Assets

	BlackRock California Municipal Bond Fund		BlackRock New Jersey Municipal Bond Fund
Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013

Operations
Net investment income	$11,715,372	$24,123,689	$4,681,812	$9,395,002
Net realized gain (loss)	(20,935,382)	7,499,250	(3,198,201)	1,133,515
Net change in unrealized appreciation/depreciation	(34,767,542)	(6,915,690)	(14,974,044)	(2,147,472)

Net increase (decrease) in net assets resulting from operations	(43,987,552)	24,707,249	(13,490,433)	8,381,045

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(4,488,763)	(9,724,092)[1]	(2,154,075)	(4,710,228)[1]
Service	—	—	(355,884)	(651,499)[1]
Investor A	(2,517,493)	(5,115,970)[1]	(860,409)	(1,685,598)[1]
Investor A1	(3,177,574)	(6,400,877)[1]	(665,703)	(1,425,294)[1]
Investor B	(41,865)	(164,586)[1]	(154)	(6,641)[1]
Investor B1	—	—	(844)	(52,765)[1]
Investor C	(1,151,602)	(2,086,192)[1]	(413,531)	(813,833)[1]
Investor C1	(332,168)	(701,810)[1]	(159,251)	(368,528)[1]
Net realized gain:
Institutional	—	(349,878)[1]	—	—
Investor A	—	(185,024)[1]	—	—
Investor A1	—	(220,540)[1]	—	—
Investor B	—	(5,977)[1]	—	—
Investor C	—	(102,472)[1]	—	—
Investor C1	—	(28,140)[1]	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(11,709,465)	(25,085,558)	(4,609,851)	(9,714,386)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(154,657,642)	185,351,361	(28,678,744)	26,865,314

Net Assets
Total increase (decrease) in net assets	(210,354,659)	184,973,052	(46,779,028)	25,531,973
Beginning of period	755,142,181	570,169,129	270,024,783	244,492,810

End of period	$544,787,522	$755,142,181	$223,245,755	$270,024,783

Undistributed net investment income, end of period	$585,138	$579,231	$857,208	$785,247

[1] Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Statements of Changes in Net Assets (concluded)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Strategic Opportunities Municipal Fund
Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013

Operations
Net investment income	$9,958,137	$21,371,784	$10,696,416	$19,807,325
Net realized gain (loss)	(5,246,271)	1,220,944	(6,890,871)	6,293,323
Net change in unrealized appreciation/depreciation	(35,678,406)	(4,352,426)	(29,702,531)	(4,164,722)

Net increase (decrease) in net assets resulting from operations	(30,966,540)	18,240,302	(25,896,986)	21,935,926

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(7,655,857)	(16,854,849)[1]	(6,005,274)	(10,684,105)[1]
Service	(147,234)	(251,301)[1]	—	—
Investor A	(1,138,723)	(2,115,366)[1]	(2,946,752)	(5,434,027)[1]
Investor A1	(407,526)	(928,462)[1]	(607,130)	(1,366,034)[1]
Investor B	(106)	(4,429)[1]	(564)	(32,487)[1]
Investor B1	(533)	(40,954)[1]	—	—
Investor C	(466,761)	(948,357)[1]	(1,166,184)	(2,308,082)[1]
Investor C1	(120,836)	(282,626)[1]	—	—
Net realized gain:
Institutional	—	—	—	(1,557,308)[1]
Investor A	—	—	—	(912,083)[1]
Investor A1	—	—	—	(197,799)[1]
Investor B	—	—	—	(4,426)[1]
Investor C	—	—	—	(516,995)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(9,937,576)	(21,426,344)	(10,725,904)	(23,013,346)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(61,986,625)	25,700,127	(121,549,318)	319,161,959

Net Assets
Total increase (decrease) in net assets	(102,890,741)	22,514,085	(158,172,208)	318,084,539
Beginning of period	529,083,153	506,569,068	844,297,339	526,212,800

End of period	$426,192,412	$529,083,153	$686,125,131	$844,297,339

Undistributed net investment income, end of period	$1,022,348	$1,001,787	$223,947	$253,435

[1] Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	39

Statements of Cash Flows

Six Months Ended November 30, 2013 (Unaudited)	BlackRock California Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund

Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(43,987,552)	$(30,966,540)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Decrease in interest receivable	822,745	1,649,270
(Increase) decrease in cash pledged for financial futures contracts	(148,000)	392,000
Increase in prepaid expenses	(23,907)	(5,459)
Decrease in variation margin receivable on financial futures contracts	54,769	98,033
Decrease in investment advisory fees payable	(111,322)	(53,861)
Decrease in interest expense and fees payable	(3,528)	(21,209)
Increase in other accrued expenses payable	7,020	18,443
Increase in Officers and Trustees’ fees payable	2,683	2,200
Decrease in other affiliated payable	(2,989)	(2,279)
Decrease in service and distribution fees payable	(41,970)	(12,157)
Net realized and unrealized loss on investments	56,133,541	41,223,909
Amortization of premium and accretion of discount on investments	2,165,771	750,334
Proceeds from sales of long-term investments	299,951,480	107,473,767
Purchases of long-term investments	(136,430,618)	(19,967,279)
Net proceeds from sales (purchases) of short-term securities	(491,814)	6,307,797

Cash provided by operating activities	177,896,309	106,886,969

Cash Used for Financing Activities
Proceeds from issuance of capital shares	63,382,426	21,219,807
Payments on redemption of capital shares redeemed	(227,256,920)	(85,814,732)
Proceeds from TOB trust certificates	7,195,000	—
Payments for TOB trust certificates	(17,394,658)	(34,975,490)
Cash dividends paid to shareholders	(3,839,553)	(7,328,720)
Increase in bank overdraft	17,396	12,166

Cash used for financing activities	(177,896,309)	(106,886,969)

Cash
Net increase (decrease) in cash	—	—
Cash at beginning of period	—	—

Cash at end of period	—	—

Cash Flow Information
Cash paid during the period for interest and fees	$288,038	$205,967

Non-cash Financing Activities
Capital shares issued in reinvestment of dividends paid to Shareholders	$8,003,273	$2,794,937

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Financial Highlights	BlackRock California Municipal Bond Fund

	Institutional
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.54		$12.48	$11.20	$11.54	$11.02	$11.22

Net investment income[1]	0.23		0.45	0.53	0.55	0.53	0.47
Net realized and unrealized gain (loss)	(0.91)		0.09	1.28	(0.34)	0.52	(0.20)

Net increase (decrease) from investment operations	(0.68)		0.54	1.81	0.21	1.05	0.27

Dividends and distributions from:
Net investment income	(0.23)		(0.46)[2]	(0.53)[2]	(0.55)[2]	(0.53)[2]	(0.47)[2]
Net realized gain	—		(0.02)[2]	—	—	—	(0.00)[2,3]

Total dividends and distributions	(0.23)		(0.48)	(0.53)	(0.55)	(0.53)	(0.47)

Net asset value, end of period	$11.63		$12.54	$12.48	$11.20	$11.54	$11.02

Total Investment Return[4]
Based on net asset value	(5.37)%	[5]	4.26%	16.55%	1.89%	9.72%	2.63%

Ratios to Average Net Assets
Total expenses	0.83%	[6]	0.73%	0.78%	0.83%	0.79%	0.82%

Total expenses after fees waived	0.83%	[6]	0.72%	0.78%	0.83%	0.78%	0.81%

Total expenses after fees waived and excluding interest expense and fees[7]	0.73%	[6]	0.65%	0.68%	0.70%	0.73%	0.74%

Net investment income	4.00%	[6]	3.54%	4.44%	4.90%	4.67%	4.36%

Supplemental Data
Net assets, end of period (000)	$191,348		$293,150	$174,726	$87,977	$59,097	$39,135

Portfolio turnover	18%		51%	42%	41%	53%	54%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	41

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.53		$12.47	$11.19	$11.53	$11.01	$11.21

Net investment income[1]	0.23		0.42	0.49	0.53	0.50	0.45
Net realized and unrealized gain (loss)	(0.91)		0.09	1.29	(0.35)	0.53	(0.21)

Net increase (decrease) from investment operations	(0.68)		0.51	1.78	0.18	1.03	0.24

Dividends and distributions from:
Net investment income	(0.23)		(0.43)[2]	(0.50)[2]	(0.52)[2]	(0.51)[2]	(0.44)[2]
Net realized gain	—		(0.02)[2]	—	—	—	(0.00)[2,3]

Total dividends and distributions	(0.23)		(0.45)	(0.50)	(0.52)	(0.51)	(0.44)

Net asset value, end of period	$11.62		$12.53	$12.47	$11.19	$11.53	$11.01

Total Investment Return[4]
Based on net asset value	(5.46)%	[5]	4.02%	16.29%	1.65%	9.47%	2.40%

Ratios to Average Net Assets
Total expenses	1.00%	[6]	0.96%	1.01%	1.07%	1.02%	1.05%

Total expenses after fees waived	1.00%	[6]	0.96%	1.01%	1.07%	1.02%	1.04%

Total expenses after fees waived and excluding interest expense and fees[7]	0.91%	[6]	0.88%	0.91%	0.94%	0.97%	0.97%

Net investment income	3.84%	[6]	3.32%	4.19%	4.66%	4.43%	4.17%

Supplemental Data
Net assets, end of period (000)	$114,414		$166,056	$117,051	$56,575	$48,331	$25,874

Portfolio turnover	18%		51%	42%	41%	53%	54%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A1
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.54		$12.48	$11.20	$11.54	$11.02	$11.22

Net investment income[1]	0.23		0.44	0.52	0.54	0.52	0.46
Net realized and unrealized gain (loss)	(0.91)		0.09	1.28	(0.34)	0.52	(0.20)

Net increase (decrease) from investment operations	(0.68)		0.53	1.80	0.20	1.04	0.26

Dividends and distributions from:
Net investment income	(0.23)		(0.45)[2]	(0.52)[2]	(0.54)[2]	(0.52)[2]	(0.46)[2]
Net realized gain	—		(0.02)[2]	—	—	—	(0.00)[2,3]

Total dividends and distributions	(0.23)		(0.47)	(0.52)	(0.54)	(0.52)	(0.46)

Net asset value, end of period	$11.63		$12.54	$12.48	$11.20	$11.54	$11.02

Total Investment Return[4]
Based on net asset value	(5.38)%	[5]	4.17%	16.45%	1.82%	9.63%	2.56%

Ratios to Average Net Assets
Total expenses	0.86%	[6]	0.82%	0.87%	0.91%	0.87%	0.89%

Total expenses after fees waived	0.86%	[6]	0.81%	0.86%	0.91%	0.86%	0.88%

Total expenses after fees waived and excluding interest expense and fees[7]	0.76%	[6]	0.74%	0.77%	0.78%	0.81%	0.81%

Net investment income	4.00%	[6]	3.48%	4.42%	4.81%	4.57%	4.30%

Supplemental Data
Net assets, end of period (000)	$153,686		$177,677	$183,008	$169,576	$187,784	$190,693

Portfolio turnover	18%		51%	42%	41%	53%	54%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	43

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor B
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.55		$12.49	$11.21	$11.55	$11.03	$11.23

Net investment income[1]	0.21		0.39	0.45	0.50	0.47	0.42
Net realized and unrealized gain (loss)	(0.92)		0.08	1.30	(0.35)	0.53	(0.20)

Net increase (decrease) from investment operations	(0.71)		0.47	1.75	0.15	1.00	0.22

Dividends and distributions from:
Net investment income	(0.20)		(0.39)[2]	(0.47)[2]	(0.49)[2]	(0.48)[2]	(0.42)[2]
Net realized gain	—		(0.02)[2]	—	—	—	(0.00)[2,3]

Total dividends and distributions	(0.20)		(0.41)	(0.47)	(0.49)	(0.48)	(0.42)

Net asset value, end of period	$11.64		$12.55	$12.49	$11.21	$11.55	$11.03

Total Investment Return[4]
Based on net asset value	(5.60)%	[5]	3.73%	15.94%	1.39%	9.17%	2.13%

Ratios to Average Net Assets
Total expenses	1.33%	[6]	1.25%	1.31%	1.34%	1.29%	1.31%

Total expenses after fees waived	1.33%	[6]	1.24%	1.30%	1.33%	1.28%	1.30%

Total expenses after fees waived and excluding interest expense and fees[7]	1.24%	[6]	1.17%	1.21%	1.20%	1.23%	1.23%

Net investment income	3.48%	[6]	3.07%	3.83%	4.37%	4.14%	3.86%

Supplemental Data
Net assets, end of period (000)	$1,791		$3,570	$7,382	$11,626	$19,989	$24,705

Portfolio turnover	18%		51%	42%	41%	53%	54%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor C
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.54		$12.48	$11.20	$11.54	$11.02	$11.22

Net investment income[1]	0.18		0.32	0.41	0.44	0.42	0.36
Net realized and unrealized gain (loss)	(0.91)		0.09	1.29	(0.34)	0.52	(0.20)

Net increase (decrease) from investment operations	(0.73)		0.41	1.70	0.10	0.94	0.16

Dividends and distributions from:
Net investment income	(0.18)		(0.33)[2]	(0.42)[2]	(0.44)[2]	(0.42)[2]	(0.36)[2]
Net realized gain	—		(0.02)[2]	—	—	—	(0.00)[2,3]

Total dividends and distributions	(0.18)		(0.35)	(0.42)	(0.44)	(0.42)	(0.36)

Net asset value, end of period	$11.63		$12.54	$12.48	$11.20	$11.54	$11.02

Total Investment Return[4]
Based on net asset value	(5.81)%	[5]	3.23%	15.42%	0.91%	8.65%	1.64%

Ratios to Average Net Assets
Total expenses	1.76%	[6]	1.73%	1.76%	1.81%	1.77%	1.80%

Total expenses after fees waived	1.76%	[6]	1.72%	1.76%	1.81%	1.77%	1.79%

Total expenses after fees waived and excluding interest expense and fees[7]	1.67%	[6]	1.64%	1.66%	1.68%	1.72%	1.72%

Net investment income	3.08%	[6]	2.56%	3.45%	3.91%	3.68%	3.41%

Supplemental Data
Net assets, end of period (000)	$65,612		$92,635	$63,515	$30,434	$29,583	$13,588

Portfolio turnover	18%		51%	42%	41%	53%	54%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	45

Financial Highlights (concluded)	BlackRock California Municipal Bond Fund

	Investor C1
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$12.54		$12.48	$11.20	$11.54	$11.02	$11.22

Net investment income[1]	0.20		0.38	0.46	0.49	0.46	0.41
Net realized and unrealized gain (loss)	(0.91)		0.09	1.28	(0.35)	0.53	(0.20)

Net increase (decrease) from investment operations	(0.71)		0.47	1.74	0.14	0.99	0.21

Dividends and distributions from:
Net investment income	(0.20)		(0.39)[2]	(0.46)[2]	(0.48)[2]	(0.47)[2]	(0.41)[2]
Net realized gain	—		(0.02)[2]	—	—	—	(0.00)[2,3]

Total dividends and distributions	(0.20)		(0.41)	(0.46)	(0.48)	(0.47)	(0.41)

Net asset value, end of period	$11.63		$12.54	$12.48	$11.20	$11.54	$11.02

Total Investment Return[4]
Based on net asset value	(5.62)%	[5]	3.65%	15.87%	1.31%	9.09%	2.04%

Ratios to Average Net Assets
Total expenses	1.36%	[6]	1.32%	1.37%	1.41%	1.37%	1.40%

Total expenses after fees waived	1.36%	[6]	1.31%	1.37%	1.40%	1.36%	1.38%

Total expenses after fees waived and excluding interest expense and fees[7]	1.27%	[6]	1.24%	1.27%	1.28%	1.31%	1.32%

Net investment income	3.48%	[6]	2.98%	3.93%	4.29%	4.07%	3.79%

Supplemental Data
Net assets, end of period (000)	$17,936		$22,054	$24,486	$24,195	$28,506	$30,007

Portfolio turnover	18%		51%	42%	41%	53%	54%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Financial Highlights	BlackRock New Jersey Municipal Bond Fund

	Institutional
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012		2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$11.22		$11.26	$10.18		$10.45	$9.85		$10.30

Net investment income[1]	0.21		0.43	0.45		0.48	0.47		0.46
Net realized and unrealized gain (loss)	(0.76)		(0.02)	1.09		(0.27)	0.58		(0.45)

Net increase (decrease) from investment operations	(0.55)		0.41	1.54		0.21	1.05		0.01

Dividends from net investment income	(0.21)		(0.45)[2]	(0.46)[2]		(0.48)[2]	(0.45)[2]		(0.46)[2]

Net asset value, end of period	$10.46		$11.22	$11.26		$10.18	$10.45		$9.85

Total Investment Return[3]
Based on net asset value	(4.86)%	[4]	3.56%	15.41%		2.10%	10.91%		0.27%

Ratios to Average Net Assets
Total expenses	0.85%	[5]	0.83%	0.82%		0.83%	0.82%		0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.80%	[5]	0.79%	0.68%		0.62%	0.77%		0.70%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.78%	[5,6]	0.78% [6]	0.68%	[6]	0.62%	0.77%	[6]	0.69% [6]

Net investment income	4.09%	[5]	3.74%	4.19%		4.72%	4.57%		4.78%

Supplemental Data
Net assets, end of period (000)	$101,288		$120,851	$119,558		$114,377	$158,244		$156,814

Portfolio turnover	6%		8%	18%		14%	18%		17%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	47

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Service
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012		2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$11.22		$11.26	$10.17		$10.45	$9.85		$10.30

Net investment income[1]	0.21		0.41	0.43		0.46	0.46		0.45
Net realized and unrealized gain (loss)	(0.76)		(0.01)	1.10		(0.28)	0.58		(0.46)

Net increase (decrease) from investment operations	(0.55)		0.40	1.53		0.18	1.04		(0.01)

Dividends from net investment income	(0.21)		(0.44)[2]	(0.44)[2]		(0.46)[2]	(0.44)[2]		(0.44)[2]

Net asset value, end of period	$10.46		$11.22	$11.26		$10.17	$10.45		$9.85

Total Investment Return[3]
Based on net asset value	(4.91)%	[4]	3.47%	15.31%		1.76%	10.80%		0.10%

Ratios to Average Net Assets
Total expenses	1.05%	[5]	1.03%	1.02%		1.01%	1.03%		1.03%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.90%	[5]	0.89%	0.88%		0.86%	0.87%		0.87%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.87%	[5,6]	0.87% [6]	0.87%	[6]	0.86%	0.87%	[6]	0.85% [6]

Net investment income	4.00%	[5]	3.64%	4.00%		4.50%	4.47%		4.62%

Supplemental Data
Net assets, end of period (000)	$17,228		$19,388	$14,375		$12,804	$10,521		$10,178

Portfolio turnover	6%		8%	18%		14%	18%		17%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor A
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012		2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$11.23		$11.27	$10.19		$10.46	$9.86		$10.31

Net investment income[1]	0.21		0.41	0.43		0.46	0.46		0.45
Net realized and unrealized gain (loss)	(0.76)		(0.01)	1.09		(0.27)	0.58		(0.46)

Net increase (decrease) from investment operations	(0.55)		0.40	1.52		0.19	1.04		(0.01)

Dividends from net investment income	(0.21)		(0.44)[2]	(0.44)[2]		(0.46)[2]	(0.44)[2]		(0.44)[2]

Net asset value, end of period	$10.47		$11.23	$11.27		$10.19	$10.46		$9.86

Total Investment Return[3]
Based on net asset value	(4.90)%	[4]	3.47%	15.18%		1.86%	10.79%		0.11%

Ratios to Average Net Assets
Total expenses	0.98%	[5]	0.97%	0.95%		0.96%	0.97%		1.01%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.90%	[5]	0.89%	0.88%		0.87%	0.87%		0.87%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.87%	[5,6]	0.87% [6]	0.87%	[6]	0.87%	0.87%	[6]	0.85% [6]

Net investment income	4.00%	[5]	3.64%	3.98%		4.48%	4.46%		4.62%

Supplemental Data
Net assets, end of period (000)	$40,102		$53,521	$37,824		$27,441	$27,210		$21,227

Portfolio turnover	6%		8%	18%		14%	18%		17%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	49

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor A1
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012		2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$11.23		$11.27	$10.19		$10.46	$9.86		$10.31

Net investment income[1]	0.21		0.43	0.44		0.48	0.47		0.46
Net realized and unrealized gain (loss)	(0.75)		(0.02)	1.09		(0.28)	0.59		(0.45)

Net increase (decrease) from investment operations	(0.54)		0.41	1.53		0.20	1.06		0.01

Dividends from net investment income	(0.22)		(0.45)[2]	(0.45)[2]		(0.47)[2]	(0.46)[2]		(0.46)[2]

Net asset value, end of period	$10.47		$11.23	$11.27		$10.19	$10.46		$9.86

Total Investment Return[3]
Based on net asset value	(4.83)%	[4]	3.62%	15.35%		2.02%	10.96%		0.26%

Ratios to Average Net Assets
Total expenses	0.83%	[5]	0.82%	0.82%		0.81%	0.83%		0.86%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.75%	[5]	0.74%	0.73%		0.71%	0.72%		0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.72%	[5,6]	0.72% [6]	0.72%	[6]	0.71%	0.72%	[6]	0.70% [6]

Net investment income	4.15%	[5]	3.80%	4.14%		4.64%	4.62%		4.77%

Supplemental Data
Net assets, end of period (000)	$31,624		$34,941	$36,387		$33,063	$36,704		$36,008

Portfolio turnover	6%		8%	18%		14%	18%		17%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor C
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012		2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$11.21		$11.25	$10.17		$10.45	$9.84		$10.30

Net investment income[1]	0.17		0.33	0.34		0.38	0.38		0.37
Net realized and unrealized gain (loss)	(0.75)		(0.02)	1.09		(0.28)	0.60		(0.46)

Net increase (decrease) from investment operations	(0.58)		0.31	1.43		0.10	0.98		(0.09)

Dividends from net investment income	(0.17)		(0.35)[2]	(0.35)[2]		(0.38)[2]	(0.37)[2]		(0.37)[2]

Net asset value, end of period	$10.46		$11.21	$11.25		$10.17	$10.45		$9.84

Total Investment Return[3]
Based on net asset value	(5.19)%	[4]	2.68%	14.33%		0.98%	10.07%		(0.74)%

Ratios to Average Net Assets
Total expenses	1.73%	[5]	1.72%	1.71%		1.71%	1.73%		1.75%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.67%	[5]	1.66%	1.65%		1.64%	1.64%		1.62%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.64%	[5,6]	1.64% [6]	1.64%	[6]	1.64%	1.64%	[6]	1.60% [6]

Net investment income	3.23%	[5]	2.87%	3.22%		3.71%	3.69%		3.89%

Supplemental Data
Net assets, end of period (000)	$24,623		$30,139	$22,635		$17,639	$18,802		$14,969

Portfolio turnover	6%		8%	18%		14%	18%		17%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	51

Financial Highlights (concluded)	BlackRock New Jersey Municipal Bond Fund

	Investor C1
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012		2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$11.22		$11.26	$10.17		$10.45	$9.85		$10.30

Net investment income[1]	0.19		0.38	0.39		0.42	0.42		0.41
Net realized and unrealized gain (loss)	(0.76)		(0.02)	1.10		(0.28)	0.59		(0.45)

Net increase (decrease) from investment operations	(0.57)		0.36	1.49		0.14	1.01		(0.04)

Dividends from net investment income	(0.19)		(0.40)[2]	(0.40)[2]		(0.42)[2]	(0.41)[2]		(0.41)[2]

Net asset value, end of period	$10.46		$11.22	$11.26		$10.17	$10.45		$9.85

Total Investment Return[3]
Based on net asset value	(5.08)%	[4]	3.10%	14.89%		1.40%	10.41%		(0.24)%

Ratios to Average Net Assets
Total expenses	1.33%	[5]	1.32%	1.31%		1.30%	1.32%		1.34%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.26%	[5]	1.25%	1.24%		1.22%	1.23%		1.22%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.23%	[5,6]	1.23% [6]	1.23%	[6]	1.22%	1.23%	[6]	1.20% [6]

Net investment income	3.64%	[5]	3.29%	3.65%		4.14%	4.11%		4.27%

Supplemental Data
Net assets, end of period (000)	$8,381		$10,070	$11,228		$12,948	$14,942		$14,821

Portfolio turnover	6%		8%	18%		14%	18%		17%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Financial Highlights	BlackRock Pennsylvania Municipal Bond Fund

	Institutional
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.54		$11.60	$10.62	$10.93	$10.34	$10.79

Net investment income[1]	0.24		0.49	0.51	0.52	0.49	0.48
Net realized and unrealized gain (loss)	(0.89)		(0.06)	0.98	(0.31)	0.59	(0.44)

Net increase (decrease) from investment operations	(0.65)		0.43	1.49	0.21	1.08	0.04

Dividends from net investment income	(0.24)		(0.49)[2]	(0.51)[2]	(0.52)[2]	(0.49)[2]	(0.49)[2]

Net asset value, end of period	$10.65		$11.54	$11.60	$10.62	$10.93	$10.34

Total Investment Return[3]
Based on net asset value	(5.65)%	[4]	3.71%	14.29%	1.99%	10.61%	0.52%

Ratios to Average Net Assets
Total expenses	0.91%	[5]	0.92%	0.91%	0.91%	0.86%	0.68%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.79%	[5]	0.82%	0.78%	0.71%	0.74%	0.66%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	0.71%	[5]	0.71%	0.67%	0.62%	0.70%	0.63%

Net investment income	4.41%	[5]	4.16%	4.58%	4.86%	4.55%	4.77%

Supplemental Data
Net assets, end of period (000)	$321,042		$397,618	$403,032	$387,251	$445,217	$416,433

Portfolio turnover	4%		10%	24%	25%	26%	20%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	53

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Service
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.54		$11.60	$10.62	$10.93	$10.34	$10.80

Net investment income[1]	0.23		0.46	0.48	0.49	0.46	0.45
Net realized and unrealized gain (loss)	(0.89)		(0.05)	0.98	(0.30)	0.60	(0.45)

Net increase (decrease) from investment operations	(0.66)		0.41	1.46	0.19	1.06	—

Dividends from net investment income	(0.23)		(0.47)[2]	(0.48)[2]	(0.50)[2]	(0.47)[2]	(0.46)[2]

Net asset value, end of period	$10.65		$11.54	$11.60	$10.62	$10.93	$10.34

Total Investment Return[3]
Based on net asset value	(5.73)%	[4]	3.53%	14.05%	1.81%	10.41%	0.21%

Ratios to Average Net Assets
Total expenses	1.06%	[5]	1.10%	1.10%	1.08%	1.07%	0.95%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.97%	[5]	1.00%	0.99%	0.91%	0.92%	0.88%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	0.89%	[5]	0.89%	0.89%	0.82%	0.88%	0.85%

Net investment income	4.23%	[5]	3.97%	4.34%	4.71%	4.38%	4.56%

Supplemental Data
Net assets, end of period (000)	$6,639		$7,973	$3,912	$2,648	$1,302	$1,486

Portfolio turnover	4%		10%	24%	25%	26%	20%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor A
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.55		$11.61	$10.63	$10.94	$10.35	$10.81

Net investment income[1]	0.23		0.46	0.49	0.49	0.47	0.46
Net realized and unrealized gain (loss)	(0.89)		(0.05)	0.97	(0.31)	0.59	(0.46)

Net increase (decrease) from investment operations	(0.66)		0.41	1.46	0.18	1.06	—

Dividends from net investment income	(0.23)		(0.47)[2]	(0.48)[2]	(0.49)[2]	(0.47)[2]	(0.46)[2]

Net asset value, end of period	$10.66		$11.55	$11.61	$10.63	$10.94	$10.35

Total Investment Return[3]
Based on net asset value	(5.73)%	[4]	3.53%	14.04%	1.76%	10.40%	0.21%

Ratios to Average Net Assets
Total expenses	1.03%	[5]	1.06%	1.03%	1.02%	0.98%	0.98%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.97%	[5]	1.00%	0.99%	0.94%	0.93%	0.88%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	0.89%	[5]	0.89%	0.89%	0.85%	0.89%	0.85%

Net investment income	4.23%	[5]	3.97%	4.36%	4.63%	4.37%	4.56%

Supplemental Data
Net assets, end of period (000)	$50,879		$61,553	$42,275	$33,779	$35,515	$30,849

Portfolio turnover	4%		10%	24%	25%	26%	20%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	55

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor A1
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.55		$11.61	$10.63	$10.94	$10.35	$10.81

Net investment income[1]	0.23		0.49	0.51	0.51	0.48	0.48
Net realized and unrealized gain (loss)	(0.89)		(0.06)	0.97	(0.31)	0.59	(0.46)

Net increase (decrease) from investment operations	(0.66)		0.43	1.48	0.20	1.07	0.02

Dividends from net investment income	(0.23)		(0.49)[2]	(0.50)[2]	(0.51)[2]	(0.48)[2]	(0.48)[2]

Net asset value, end of period	$10.66		$11.55	$11.61	$10.63	$10.94	$10.35

Total Investment Return[3]
Based on net asset value	(5.65)%	[4]	3.69%	14.22%	1.94%	10.58%	0.36%

Ratios to Average Net Assets
Total expenses	0.87%	[5]	0.89%	0.89%	0.88%	0.84%	0.83%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.81%	[5]	0.84%	0.83%	0.76%	0.77%	0.73%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	0.73%	[5]	0.73%	0.73%	0.67%	0.73%	0.70%

Net investment income	4.39%	[5]	4.14%	4.52%	4.81%	4.53%	4.71%

Supplemental Data
Net assets, end of period (000)	$17,508		$21,169	$22,677	$20,940	$22,892	$22,855

Portfolio turnover	4%		10%	24%	25%	26%	20%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.55		$11.61	$10.63	$10.94	$10.35	$10.80

Net investment income[1]	0.18		0.37	0.39	0.41	0.38	0.38
Net realized and unrealized gain (loss)	(0.89)		(0.05)	0.99	(0.31)	0.59	(0.44)

Net increase (decrease) from investment operations	(0.71)		0.32	1.38	0.10	0.97	(0.06)

Dividends from net investment income	(0.18)		(0.38)[2]	(0.40)[2]	(0.41)[2]	(0.38)[2]	(0.39)[2]

Net asset value, end of period	$10.66		$11.55	$11.61	$10.63	$10.94	$10.35

Total Investment Return[3]
Based on net asset value	(6.10)%	[4]	2.73%	13.15%	0.94%	9.54%	(0.44)%

Ratios to Average Net Assets
Total expenses	1.78%	[5]	1.79%	1.80%	1.78%	1.74%	1.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.76%	[5]	1.78%	1.78%	1.76%	1.71%	1.63%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	1.68%	[5]	1.67%	1.68%	1.66%	1.67%	1.60%

Net investment income	3.43%	[5]	3.20%	3.56%	3.82%	3.58%	3.83%

Supplemental Data
Net assets, end of period (000)	$24,459		$32,733	$24,714	$16,603	$17,283	$12,278

Portfolio turnover	4%		10%	24%	25%	26%	20%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	57

Financial Highlights (concluded)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C1
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.54		$11.60	$10.62	$10.93	$10.34	$10.79

Net investment income[1]	0.21		0.42	0.45	0.46	0.43	0.43
Net realized and unrealized gain (loss)	(0.89)		(0.05)	0.97	(0.31)	0.59	(0.45)

Net increase (decrease) from investment operations	(0.68)		0.37	1.42	0.15	1.02	(0.02)

Dividends from net investment income	(0.21)		(0.43)[2]	(0.44)[2]	(0.46)[2]	(0.43)[2]	(0.43)[2]

Net asset value, end of period	$10.65		$11.54	$11.60	$10.62	$10.93	$10.34

Total Investment Return[3]
Based on net asset value	(5.91)%	[4]	3.15%	13.63%	1.42%	10.01%	(0.05)%

Ratios to Average Net Assets
Total expenses	1.36%	[5]	1.37%	1.38%	1.37%	1.33%	1.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.34%	[5]	1.37%	1.36%	1.27%	1.29%	1.23%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees[6]	1.26%	[5]	1.26%	1.26%	1.18%	1.25%	1.20%

Net investment income	3.86%	[5]	3.62%	3.99%	4.29%	4.01%	4.21%

Supplemental Data
Net assets, end of period (000)	$5,665		$7,386	$7,988	$7,989	$10,805	$11,324

Portfolio turnover	4%		10%	24%	25%	26%	20%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Financial Highlights	BlackRock Strategic Municipal Opportunities Fund

	Institutional
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.41		$11.36	$10.52	$10.50	$9.96	$10.13

Net investment income[1]	0.17		0.35	0.40	0.41	0.39	0.37
Net realized and unrealized gain (loss)	(0.48)		0.11	0.83	0.02	0.54	(0.17)

Net increase (decrease) from investment operations	(0.31)		0.46	1.23	0.43	0.93	0.20

Dividends and distributions from:
Net investment income	(0.17)		(0.36)[2]	(0.39)[2]	(0.41)[2]	(0.39)[2]	(0.37)[2]
Net realized gain	—		(0.05)[2]	—	—	—	—

Total dividends and distributions	(0.17)		(0.41)	(0.39)	(0.41)	(0.39)	(0.37)

Net asset value, end of period	$10.93		$11.41	$11.36	$10.52	$10.50	$9.96

Total Investment Return[3]
Based on net asset value	(2.75)%	[4]	4.02%	11.91%	4.10%	9.46%	2.13%

Ratios to Average Net Assets
Total expenses	0.72%	[5]	0.70%	0.70%	0.72%	0.78%	0.85%

Total expenses after fees waived and paid indirectly	0.67%	[5]	0.65%	0.65%	0.67%	0.72%	0.80%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	0.64%	[5]	0.62%	0.64%	0.66%	0.72%	0.76%

Net investment income	3.01%	[5]	3.04%	3.61%	3.86%	3.78%	3.80%

Supplemental Data
Net assets, end of period (000)	$349,416		$425,281	$256,517	$164,130	$129,811	$88,941

Portfolio turnover	13%		17%	15%	30%	23%	25%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	59

Financial Highlights (continued)	BlackRock Strategic Municipal Opportunities Fund

	Investor A
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.41		$11.36	$10.51	$10.50	$9.95	$10.13

Net investment income[1]	0.15		0.32	0.37	0.38	0.37	0.34
Net realized and unrealized gain (loss)	(0.49)		0.11	0.85	0.01	0.54	(0.17)

Net increase (decrease) from investment operations	(0.34)		0.43	1.22	0.39	0.91	0.17

Dividends and distributions from:
Net investment income	(0.15)		(0.33)[2]	(0.37)[2]	(0.38)[2]	(0.36)[2]	(0.35)[2]
Net realized gain	—		(0.05)[2]	—	—	—	—

Total dividends and distributions	(0.15)		(0.38)	(0.37)	(0.38)	(0.36)	(0.35)

Net asset value, end of period	$10.92		$11.41	$11.36	$10.51	$10.50	$9.95

Total Investment Return[3]
Based on net asset value	(2.95)%	[4]	3.75%	11.76%	3.75%	9.31%	1.79%

Ratios to Average Net Assets
Total expenses	0.95%	[5]	0.96%	0.94%	0.96%	1.01%	1.11%

Total expenses after fees waived and paid indirectly	0.89%	[5]	0.91%	0.89%	0.91%	0.96%	1.05%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	0.87%	[5]	0.88%	0.88%	0.90%	0.96%	1.01%

Net investment income	2.78%	[5]	2.77%	3.37%	3.63%	3.54%	3.56%

Supplemental Data
Net assets, end of period (000)	$194,513		$238,482	$139,600	$67,194	$42,294	$11,563

Portfolio turnover	13%		17%	15%	30%	23%	25%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Financial Highlights (continued)	BlackRock Strategic Municipal Opportunities Fund

	Investor A1
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.41		$11.36	$10.51	$10.50	$9.96	$10.13

Net investment income[1]	0.16		0.34	0.38	0.39	0.38	0.36
Net realized and unrealized gain (loss)	(0.48)		0.11	0.85	0.01	0.54	(0.17)

Net increase (decrease) from investment operations	(0.32)		0.45	1.23	0.40	0.92	0.19

Dividends and distributions from:
Net investment income	(0.16)		(0.35)[2]	(0.38)[2]	(0.39)[2]	(0.38)[2]	(0.36)[2]
Net realized gain	—		(0.05)[2]	—	—	—	—

Total dividends and distributions	(0.16)		(0.40)	(0.38)	(0.39)	(0.38)	(0.36)

Net asset value, end of period	$10.93		$11.41	$11.36	$10.51	$10.50	$9.96

Total Investment Return[3]
Based on net asset value	(2.79)%	[4]	3.91%	11.90%	3.89%	9.35%	2.04%

Ratios to Average Net Assets
Total expenses	0.80%	[5]	0.80%	0.81%	0.82%	0.88%	0.95%

Total expenses after fees waived and paid indirectly	0.75%	[5]	0.75%	0.76%	0.77%	0.82%	0.89%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	0.73%	[5]	0.72%	0.75%	0.77%	0.82%	0.85%

Net investment income	2.92%	[5]	2.97%	3.51%	3.75%	3.68%	3.71%

Supplemental Data
Net assets, end of period (000)	$40,016		$44,121	$46,021	$44,952	$48,372	$50,184

Portfolio turnover	13%		17%	15%	30%	23%	25%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	61

Financial Highlights (concluded)	BlackRock Strategic Municipal Opportunities Fund

	Investor C
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.41		$11.36	$10.52	$10.50	$9.96	$10.13

Net investment income[1]	0.11		0.23	0.28	0.30	0.28	0.27
Net realized and unrealized gain (loss)	(0.48)		0.11	0.84	0.02	0.54	(0.17)

Net increase (decrease) from investment operations	(0.37)		0.34	1.12	0.32	0.82	0.10

Dividends and distributions from:
Net investment income	(0.11)		(0.24)[2]	(0.28)[2]	(0.30)[2]	(0.28)[2]	(0.27)[2]
Net realized gain	—		(0.05)[2]	—	—	—	—

Total dividends and distributions	(0.11)		(0.29)	(0.28)	(0.30)	(0.28)	(0.27)

Net asset value, end of period	$10.93		$11.41	$11.36	$10.52	$10.50	$9.96

Total Investment Return[3]
Based on net asset value	(3.23)%	[4]	2.98%	10.80%	3.06%	8.38%	1.13%

Ratios to Average Net Assets
Total expenses	1.71%	[5]	1.71%	1.71%	1.72%	1.77%	1.87%

Total expenses after fees waived and paid indirectly	1.66%	[5]	1.66%	1.65%	1.67%	1.72%	1.82%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[6]	1.63%	[5]	1.63%	1.64%	1.67%	1.72%	1.77%

Net investment income	2.01%	[5]	2.03%	2.60%	2.86%	2.78%	2.82%

Supplemental Data
Net assets, end of period (000)	$102,180		$135,599	$82,483	$37,243	$31,006	$15,233

Portfolio turnover	13%		17%	15%	30%	23%	25%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Interest expense and fees relate to TOBs. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock California Municipal Bond Fund, a series of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, each a series of BlackRock Multi-State Municipal Series Trust, and BlackRock Strategic Municipal Opportunities Fund (formerly known as BlackRock Intermediate Municipal Fund), a series of BlackRock Municipal Series Trust (each a “Fund” or collectively, the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock California Municipal Bond Fund and BlackRock Strategic Municipal Opportunities Fund are registered as diversified, open-end management investment companies. BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund are registered as non-diversified, open-end management investment companies. BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust (each a “Trust” or collectively, the “Trusts”) are organized as Massachusetts business trusts. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A and Investor A1 Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor B, Investor B1, Investor C and Investor C1 Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock California Municipal Bond Fund. On June 10, 2013, certain of the Funds’ share classes converted into other existing share classes, with the same relative aggregate net asset value of the Funds as follows:

	Original Shares	New Shares
BlackRock New Jersey Municipal Bond Fund	Investor B	Investor A
BlackRock New Jersey Municipal Bond Fund	Investor B1	Investor A1
BlackRock Pennsylvania Municipal Bond Fund	Investor B	Investor A
BlackRock Pennsylvania Municipal Bond Fund	Investor B1	Investor A1
BlackRock Strategic Municipal Opportunities Fund	Investor B	Investor A1

Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges and dividend reinvestment by existing shareholders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A and Investor A1 distribution and service plans).

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of each Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee or its delegate deem relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	63

Notes to Financial Statements (continued)

approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Fund enters into investments (e.g., financial futures contracts or TOBs), that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments or borrowings. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended May 31, 2013. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Funds leverage their assets through the use of TOBs. A TOB is a special purpose entity established by a third party sponsor, into which a fund, or an agent on behalf of the fund, transfers municipal bonds into a trust (“TOB Trust”). Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (“TOB Trust Certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. If multiple funds participate in the same TOB, the rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation.

The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates at par plus accrued interest upon the occurrence of certain mandatory tender events defined in the TOB agreements, and (2) to transfer, subject to a specified number of days’ prior notice, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be collapsed without the consent of a Fund, as the TOB

64	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Notes to Financial Statements (continued)

Residual holder, upon the occurrence of certain termination events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond and a judgment or ruling that interest on the municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the TOB would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Trust Certificates up to par plus accrued interest owed on the TOB Trust Certificates, with the balance paid out to the TOB Residual holder. During the six months ended November 30, 2013, no TOBs in which the Funds participated were terminated without the consent of the Funds.

The cash received by the TOB from the sale of TOB Trust certificates, less transaction expenses, is paid to a Fund. The Fund typically invests the cash received in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB Trust is accounted for as a secured borrowings; therefore, the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and TOB Trust Certificates issued are shown in other liabilities in the Statements of Assets and Liabilities. The carrying amount of each Fund’s payable to the holder of the TOB Trust Certificates, as reported in Statements of Assets and Liabilities as TOB Trust Certificates approximates its fair value.

The Funds may invest in TOBs on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to the occurrence of the termination events described above. When a Fund invests in TOBS on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund, on a net basis, the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a Fund investing in a recourse TOB will bear the risk of loss with respect to any Liquidation Shortfall. If multiple Funds participate in any such TOB, these losses will be shared ratably, including the maximum potential amounts owed by the Funds at November 30, 2013, in proportion to their participation. The recourse TOB Trusts are identified in the Schedules of Investments, including the maximum potential amounts owed by the Funds at November 30, 2013.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the Statements of Operations. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB for redemption at par at each reset date. At November 30, 2013, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB Trust Certificates and the range of interest rates on the liability for TOB Trust Certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
BlackRock California Municipal Bond Fund	$175,301,038	$84,544,892	0.05% - 0.20%
BlackRock New Jersey Municipal Bond Fund	$12,181,695	$7,231,154	0.07% - 0.10%
BlackRock Pennsylvania Municipal Bond Fund	$90,849,815	$46,126,645	0.06% - 0.12%
BlackRock Strategic Municipal Opportunities Fund	$70,475,714	$37,847,478	0.05% - 0.11%

For the six months ended November 30, 2013, the Funds’ average TOB trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
BlackRock California Municipal Bond Fund	$92,659,483	0.61%
BlackRock New Jersey Municipal Bond Fund	$7,368,548	0.80%
BlackRock Pennsylvania Municipal Bond Fund	$60,001,051	0.61%
BlackRock Strategic Municipal Opportunities Fund	$35,515,216	0.59%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as interest rate. These contracts may be transacted on an exchange.

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for other derivative

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	65

Notes to Financial Statements (continued)

contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and if applicable as a receivable or payable for variation margin in the Statements of Assets and Liabilities. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:
Fair Values of Derivative Financial Instruments as of November 30, 2013
Asset Derivatives
		BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
	Statements of Assets and Liabilities Location	Value
Interest rate contracts:
Financial futures contracts	Net unrealized appreciation[1]	—	$59,477	$28,663	$195,698
Liability Derivatives
		BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
	Statements of Assets and Liabilities Location	Value
Interest rate contracts:
Financial futures contracts	Net unrealized deprecation[1]	$(193,983)	—	—	—
[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended November 30, 2013
	Net Realized Gain (Loss) From
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Interest rate contracts:
Financial futures contracts	$1,004,066	$61,681	$1,014,420	$ 744,500
	Net Change in Unrealized Appreciation/Depreciation on
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Interest rate contracts:
Financial futures contracts	$(573,449)	$26,243	$(715,188)	$(205,529)

For the six months ended November 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Financial futures contracts:
Average number of contracts purchased	188	32	[2]	297	386	[2]
Average number of contracts sold	205	47		40	153
Average notional value of contracts purchased	$23,915,939	$4,106,500	[2]	$37,980,797	$49,534,656	[2]
Average notional value of contracts sold	$25,961,328	$5,888,789		$5,065,625	$19,376,016
[2]	Actual contract amount shown due to limited activity.

66	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Notes to Financial Statements (continued)

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange traded purchased options and futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearing house in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk still exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund pay the Manager a monthly fee based on the percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.55%
$500 — $1 Billion	0.525%
Greater than $1 Billion	0.50%

BlackRock Strategic Municipal Opportunities Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.55%
$1 Billion — $3 Billion	0.52%
$3 Billion — $5 Billion	0.50%
$5 Billion — $10 Billion	0.48%
Greater than $10 Billion	0.47%

The Manager, with respect to each Fund, entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Manager, with respect to BlackRock Strategic Municipal Opportunities Fund, contractually agreed to waive 0.05% of the Fund’s investment advisory fee until October 1, 2014. For the six months ended November 30, 2013, the Manager waived $191,722, which is included in fees waived by Manager in the Statements of Operations.

The Manager, with respect to BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, voluntarily agreed to waive and/or reimburse fees and/or expenses, in order to limit expenses, excluding interest expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. These voluntary waivers and/or reimbursements may be reduced or discontinued at any time without notice. The expense limitations as a percentage of net assets are as follows:

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	0.78%	0.71%
Service	0.87%	0.89%
Investor A	0.87%	0.89%
Investor A1	0.72%	0.73%
Investor B	1.64%	1.68%
Investor B1	1.13%	1.15%
Investor C	1.64%	1.68%
Investor C1	1.23%	1.26%

As a result, for the six months ended November 30, 2013, the Manager waived or reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations:

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	$6,961	$212,595
Service	$10,520	$3,259
Investor A	$10,890	$15,913
Investor A1	$8,452	$5,932
Investor B	$17	$8
Investor B1	$42	$13
Investor C	$4,349	$2,508
Investor C1	$1,766	$587

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	67

Notes to Financial Statements (continued)

In addition, for BlackRock New Jersey Municipal Bond Fund, for the six months ended November 30, 2013, the Manager waived $38,331, which is included in fees waived by the Manager in the Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts waived or reimbursed are included in fees waived by Manager in the Statements of Operations. For the six months ended November 30, 2013, the amounts waived were as follows:

BlackRock California Municipal Bond Fund	$1,138
BlackRock New Jersey Municipal Bond Fund	$2,296
BlackRock Pennsylvania Municipal Bond Fund	$50
BlackRock Strategic Municipal Opportunities Fund	$2,451

For the six months ended November 30, 2013, each Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

BlackRock California Municipal Bond Fund	$4,570
BlackRock New Jersey Municipal Bond Fund	$1,554
BlackRock Pennsylvania Municipal Bond Fund	$3,097
BlackRock Strategic Municipal Opportunities Fund	$4,828

Each Trust, on behalf of each Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fees
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Service	—	0.25%	0.25%	—
Investor A	0.25%	0.25%	0.25%	0.25%
Investor A1	0.10%	0.10%	0.10%	0.10%
Investor B	0.25%	0.25%	0.25%	0.20%
Investor B1	—	0.25%	0.25%	—
Investor C	0.25%	0.25%	0.25%	0.25%
Investor C1	0.25%	0.25%	0.25%	—
	Distribution Fees
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Investor B	0.25%	0.75%	0.75%	0.10%
Investor B1	—	0.25%	0.25%	—
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	0.35%	0.35%	0.35%	—

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, record-keeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2013, the Funds paid the following to affiliates in return for these services, which is included in transfer agent — class specific in the Statements of Operations:

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Institutional	$76,510	$312,234	—
Service	$1,964	$186	—
Investor A	$123	$124	—
Investor A1	—	$82	$25

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended November 30, 2013, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Institutional	$507	$297	$744	$607
Service	—	$795	$60	—
Investor A	$534	$306	$503	$773
Investor A1	$1,475	$293	$337	$225
Investor B	$33	$8	$9	$9
Investor B1	—	$11	$10	—
Investor C	$307	$123	$219	$547
Investor C1	$80	$53	$34	—

For the six months ended November 30, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Investor A	$7,963	$3,556	$5,045	$11,419

68	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Notes to Financial Statements (continued)

For the six months ended November 30, 2013, affiliates received CDSCs as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Investor A	$74,783	$13,961	$1	$21,296
Investor A1	—	—	—	$271
Investor B	$2	—	—	—
Investor C	$35,819	$6,008	$5,526	$36,216

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended November 30, 2013, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 of the 1940 Act were as follows:

Sales
BlackRock California Municipal Bond Fund	$8,847,822

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2013, were as follows:

	Purchases	Sales
BlackRock California Municipal Bond Fund	$126,597,513	$299,951,480
BlackRock New Jersey Municipal Bond Fund	$14,405,173	$38,122,193
BlackRock Pennsylvania Municipal Bond Fund	$19,967,279	$107,798,767
BlackRock Strategic Municipal Opportunities Fund	$102,024,459	$221,577,837

7. Income Tax Information:

As of May 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires May 31,	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
2014	$127,616	—
2017	1,037,279	$9,367,197
2018	260,363	6,928,880
2019	243,757	720,781
No expiration date[1]	127,209	3,110,175

Total	$1,796,224	$20,127,033

[1]	Must be utilized prior to losses subject to expiration.

As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
Tax cost	$529,931,906	$216,209,275	$413,457,234	$681,741,718

Gross unrealized appreciation	$21,134,125	$9,266,589	$16,543,364	$16,706,731
Gross unrealized depreciation	(12,889,627)	(4,660,594)	(9,313,019)	(16,560,356)

Net unrealized appreciation	$8,244,498	$4,605,995	$7,230,345	$146,375

8. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended November 30, 2013.

9. Concentration, Market and Credit Risk:

Each Fund invests a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states or US territories.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	69

Notes to Financial Statements (continued)

transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

As of November 30, 2013, the BlackRock California Municipal Bond Fund invested a significant portion of its assets in securities in the county/city/special district/school district and utilities sectors, BlackRock New Jersey Municipal Bond Fund invested a significant portion of its assets in securities in the health sector, BlackRock Pennsylvania Municipal invested a significant portion of its assets in securities in the education and health sectors and BlackRock Strategic Municipal Opportunities Fund invested a significant portion of its assets in securities in the transportation and state sectors. Changes in economic conditions affecting the county/city/special district/school district, health, education, state, transportation and utilities sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

BlackRock California Municipal Bond Fund	Six Months Ended November 30, 2013		Year Ended May 31, 2013
	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,613,576	$42,229,602	23,772,457	$302,773,858
Shares issued in reinvestment of dividends	285,627	3,311,721	628,233	7,993,926
Shares redeemed	(10,828,764)	(125,002,376)	(15,023,315)	(190,926,983)

Net increase (decrease)	(6,929,561)	$(79,461,053)	9,377,375	$119,840,801

Investor A
Shares sold	1,306,272	$15,235,216	7,184,184	$91,235,940
Shares issued in reinvestment of dividends	156,952	1,817,901	325,977	4,142,748
Shares redeemed	(4,873,297)	(56,853,469)	(3,643,845)	(46,276,394)

Net increase (decrease)	(3,410,073)	$(39,800,352)	3,866,316	$49,102,294

Investor A1
Shares sold	121,940	$1,424,134	250,661	$3,179,221
Shares issued in reinvestment of dividends	158,997	1,843,018	299,778	3,810,621
Shares redeemed	(1,238,981)	(14,322,339)	(1,045,802)	(13,316,968)

Net decrease	(958,044)	$(11,055,187)	(495,363)	$(6,327,126)

Investor B
Shares sold	27	$315	522	$6,630
Shares issued in reinvestment of dividends	1,798	20,870	7,003	88,996
Shares redeemed and automatic conversion of shares	(132,455)	(1,547,725)	(314,196)	(3,988,470)

Net decrease	(130,630)	$(1,526,540)	(306,671)	$(3,892,844)

Investor C
Shares sold	393,474	$4,627,168	3,219,819	$40,959,561
Shares issued in reinvestment of dividends	73,304	849,596	124,760	1,586,645
Shares redeemed	(2,213,926)	(25,782,422)	(1,046,957)	(13,338,756)

Net increase (decrease)	(1,747,148)	$(20,305,658)	2,297,622	$29,207,450

Investor C1
Shares sold	169	$1,965	5,779	$73,677
Shares issued in reinvestment of dividends	13,814	160,167	29,812	378,971
Shares redeemed	(230,926)	(2,670,984)	(238,911)	(3,031,862)

Net decrease	(216,943)	$(2,508,852)	(203,320)	$(2,579,214)

Total Net Increase (Decrease)	(13,392,399)	$(154,657,642)	14,535,959	$185,351,361

70	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Notes to Financial Statements (continued)

BlackRock New Jersey Municipal Bond Fund	Six Months Ended November 30, 2013		Year Ended May 31, 2013
	Shares	Amount	Shares	Amount
Institutional
Shares sold	534,626	$5,623,392	1,522,996	$17,382,424
Shares issued in reinvestment of dividends	48,768	510,360	94,866	1,080,653
Shares redeemed	(1,674,711)	(17,629,194)	(1,463,977)	(16,663,817)

Net increase (decrease)	(1,091,317)	$(11,495,442)	153,885	$1,799,260

Service
Shares sold	151,390	$1,590,246	573,047	$6,537,644
Shares issued in reinvestment of dividends	28,692	300,139	46,344	527,948
Shares redeemed	(261,603)	(2,728,590)	(167,806)	(1,911,638)

Net increase (decrease)	(81,521)	$(838,205)	451,585	$5,153,954

Investor A
Shares sold	464,137	$4,921,482	2,000,104	$22,776,711
Shares issued in reinvestment of dividends	68,877	721,608	116,047	1,322,859
Shares redeemed	(1,470,021)	(15,479,189)	(705,913)	(8,064,453)

Net increase (decrease)	(937,007)	$(9,836,099)	1,410,238	$16,035,117

Investor A1
Shares sold	81,897	$908,940	117,416	$1,336,599
Shares issued in reinvestment of dividends	39,003	408,497	74,819	853,568
Shares redeemed	(212,619)	(2,234,907)	(309,275)	(3,527,532)

Net decrease	(91,719)	$(917,470)	(117,040)	$(1,337,365)

Investor B
Shares sold	—	—	—	$7
Shares issued in reinvestment of dividends	—	—	447	5,087
Shares redeemed	(17,618)	$(195,210)	(4,508)	(51,210)

Net decrease	(17,618)	$(195,210)	(4,061)	$(46,116)

Investor B1
Shares sold	—	—	12	$139
Shares issued in reinvestment of dividends	—	—	3,034	34,577
Shares redeemed	(81,704)	$(906,095)	(120,443)	(1,370,220)

Net decrease	(81,704)	$(906,095)	(117,397)	$(1,335,504)

Investor C
Shares sold	115,403	$1,212,613	1,020,680	$11,650,677
Shares issued in reinvestment of dividends	30,703	321,105	57,015	649,320
Shares redeemed	(479,271)	(5,026,979)	(401,252)	(4,571,365)

Net increase (decrease)	(333,165)	$(3,493,261)	676,443	$7,728,632

Investor C1
Shares sold	15	$160	33	$375
Shares issued in reinvestment of dividends	9,763	102,153	21,025	239,512
Shares redeemed	(106,369)	(1,099,275)	(120,665)	(1,372,551)

Net decrease	(96,591)	$(996,962)	(99,607)	$(1,132,664)

Total Net Increase (Decrease)	(2,730,642)	$(28,678,744)	2,354,046	$26,865,314

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	71

Notes to Financial Statements (continued)

BlackRock Pennsylvania Municipal Bond Fund	Six Months Ended November 30, 2013		Year Ended May 31, 2013
	Shares	Amount	Shares	Amount
Institutional
Shares sold	978,942	$10,515,592	3,950,011	$46,393,090
Shares issued in reinvestment of dividends	87,698	934,376	152,874	1,792,488
Shares redeemed	(5,381,730)	(57,326,462)	(4,390,552)	(51,455,720)

Net decrease	(4,315,090)	$(45,876,494)	(287,667)	$(3,270,142)

Service
Shares sold	135,673	$1,443,779	454,305	$5,331,684
Shares issued in reinvestment of dividends	13,306	141,763	19,886	233,230
Shares redeemed	(216,603)	(2,311,824)	(120,562)	(1,416,649)

Net increase (decrease)	(67,624)	$(726,282)	353,629	$4,148,265

Investor A
Shares sold	693,463	$7,404,561	2,163,364	$25,410,189
Shares issued in reinvestment of dividends	96,438	1,028,477	160,231	1,880,513
Shares redeemed	(1,346,683)	(14,268,154)	(635,311)	(7,459,020)

Net increase (decrease)	(556,782)	$(5,835,116)	1,688,284	$19,831,682

Investor A1
Shares sold	47,261	$538,679	86,753	$1,014,993
Shares issued in reinvestment of dividends	20,427	217,879	40,464	475,087
Shares redeemed	(258,139)	(2,765,247)	(247,668)	(2,904,896)

Net decrease	(190,451)	$(2,008,689)	(120,451)	$(1,414,816)

Investor B
Shares sold	—	—	4,775	$56,728
Shares issued in reinvestment of dividends	—	—	357	4,187
Shares redeemed	(10,644)	$(121,133)	(6,910)	(81,382)

Net decrease	(10,644)	$(121,133)	(1,778)	$(20,467)

Investor B1
Shares sold	—	—	—	—
Shares issued in reinvestment of dividends	—	—	1,931	$22,630
Shares redeemed	(45,807)	$(521,278)	(113,682)	(1,329,239)

Net decrease	(45,807)	$(521,278)	(111,751)	$(1,306,609)

Investor C
Shares sold	101,702	$1,102,849	960,965	$11,300,415
Shares issued in reinvestment of dividends	36,563	389,942	67,798	795,498
Shares redeemed	(678,114)	(7,235,086)	(323,167)	(3,793,772)

Net increase (decrease)	(539,849)	$(5,742,295)	705,596	$8,302,141

Investor C1
Shares sold	121	$1,285	2	$24
Shares issued in reinvestment of dividends	7,744	82,500	16,628	194,964
Shares redeemed	(116,061)	(1,239,123)	(65,222)	(764,915)

Net decrease	(108,196)	$(1,155,338)	(48,592)	$(569,927)

Total Net Increase (Decrease)	(5,834,443)	$(61,986,625)	2,177,270	$25,700,127

72	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Notes to Financial Statements (concluded)

BlackRock Strategic Municipal Opportunities Fund	Six Months Ended November 30, 2013		Year Ended May 31, 2013
	Shares	Amount	Shares	Amount
Institutional
Shares sold	12,781,593	$139,566,056	25,825,649	$298,110,756
Shares issued in reinvestment of dividends	317,283	3,463,321	596,496	6,880,398
Shares redeemed	(18,397,670)	(200,408,081)	(11,733,089)	(135,539,292)

Net increase (decrease)	(5,298,794)	$(57,378,704)	14,689,056	$169,451,862

Investor A
Shares sold	3,778,283	$41,378,109	13,975,538	$161,392,666
Shares issued in reinvestment of dividends	231,024	2,519,934	466,507	5,376,675
Shares redeemed	(7,112,445)	(77,449,766)	(5,827,011)	(67,449,800)

Net increase (decrease)	(3,103,138)	$(33,551,723)	8,615,034	$99,319,541

Investor A1
Shares sold	83,998	$950,673	85,003	$980,103
Shares issued in reinvestment of dividends	37,309	407,143	90,365	1,041,226
Shares redeemed	(326,617)	(3,563,476)	(359,759)	(4,157,601)

Net decrease	(205,310)	$(2,205,660)	(184,391)	$(2,136,272)

Investor B
Shares sold	—	—	14,643	$169,759
Shares issued in reinvestment of dividends	—	—	1,747	20,127
Shares redeemed	(71,299)	$(807,109)	(85,173)	(981,687)

Net decrease	(71,299)	$(807,109)	(68,783)	$(791,801)

Investor C
Shares sold	937,071	$10,269,567	6,149,451	$70,962,740
Shares issued in reinvestment of dividends	88,042	960,675	207,811	2,394,958
Shares redeemed	(3,559,367)	(38,836,364)	(1,733,930)	(20,039,069)

Net increase (decrease)	(2,534,254)	$(27,606,122)	4,623,332	$53,318,629

Total Net Increase (Decrease)	(11,212,795)	$(121,549,318)	27,674,248	$319,161,959

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

On November 12, 2013, the Board approved certain changes to BlackRock Strategic Municipal Opportunities Fund. In particular, the Board approved a change in the name of the Fund from BlackRock Intermediate Municipal Fund and certain changes to the Fund’s principal investment strategies. These changes were effective on January 27, 2014.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	73

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, President and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Custodians

State Street Bank and Trust Company1

Boston, MA 02110

The Bank of New York Mellon2

New York, NY 10286

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

[1]	For all Funds except BlackRock California Municipal Bond Fund.

[2]	For BlackRock California Municipal Bond Fund.

74	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	75

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

76	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2013	77

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

78	SEMI-ANNUAL REPORT	NOVEMBER 30, 2013

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MUNI4-11/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski

John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: February 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: February 3, 2014

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: February 3, 2014

3